Description of Business, Basis of Presentation and Significant Accounting Policies (Policies)	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Oct. 01, 2023	Mar. 31, 2024	Dec. 25, 2022
Description Of Business
Description of Business
Lions Gate Entertainment Corp. (“Lionsgate,” or “Parent”) encompasses world-class motion picture and television studio operations (collectively referred to as the “Studio Business”) and the STARZ-branded premium global subscription platforms (the “Starz Business”) to bring a unique and varied portfolio of entertainment to consumers around the world. Lionsgate has historically had three reportable business segments: (1) Motion Picture, (2) Television Production and (3) Media Networks. The Studio Business is substantially reflected in the Lionsgate Motion Picture and Television Production segments. These financial statements reflect the combination of the assets, liabilities, operations and cash flows reflecting the Studio Business which is referred to in these combined financial statements as the “Studio Business” or the “Company”.
These combined financial statements of the Studio Business have been prepared on a carve-out
basis and are derived from Lionsgate’s consolidated financial statements and accounting records. These combined financial statements reflect the Studio Business’s combined historical financial position, results of operations and cash flows as they were historically managed in accordance with United States (“U.S.”) generally accepted accounting principles (“GAAP”). The combined financial statements may not be indicative of the Studio Business’s future performance and do not necessarily reflect what the financial position, results of operations and cash flows would have been had the Studio Business operated as an independent, publicly traded company during the periods presented.
The Studio Business consists of the Motion Picture and Television Production reportable segments, together with substantially all of Lionsgate’s corporate general and administrative costs. Motion Picture consists of the development and production of feature films, acquisition of North American and worldwide distribution rights, North American theatrical, home entertainment and television distribution of feature films produced and acquired, and worldwide licensing of distribution rights to feature films produced and acquired. Television Production consists of the development, production and worldwide distribution of television productions including television series, television movies and mini-series, and non-fiction
programming. Television Production includes the domestic and international licensing of Starz original productions to the Starz Business, and the ancillary market distribution of Starz original productions and licensed product. Additionally, the Television Production segment includes the results of operations of 3 Arts Entertainment, a talent management company.

Basis of Presentation
Basis of Presentation
Upon the effective date of the Separation, the Company’s financial statements are presented on a consolidated basis, as Lionsgate completed the contribution of the Studio Business on such date. The unaudited financial statements for all periods presented, including the historical results of the Company prior to the Separation, are now referred to as the “condensed consolidated financial statements”.
For periods prior to the Separation, the Company operated as a segment of Lionsgate and not as a separate entity. The Company’s financial statements prior to the Separation were prepared on a carve-out
basis and were derived from Lionsgate’s consolidated financial statements and accounting records and reflect Studio Business’s combined historical financial position, results of operations and cash flows as they were historically managed in accordance with U.S. GAAP. Prior to the Separation, a management approach was applied to determine the carve-out
basis of presentation. In using the management approach, considerations over how the business operates were utilized to identify historical operations that should be presented within the carve-out
financial statements.
For periods subsequent to the Separation, the accompanying unaudited condensed consolidated financial statements include the accounts of Lionsgate Studios and all of its majority-owned and controlled subsidiaries.
The unaudited condensed consolidated financial statements have been prepared in accordance with U.S.GAAP for interim financial information and the instructions to quarterly report on Form
10-Q
under the Securities Exchange Act of 1934, as amended, and Article 10 of Regulation
S-X.
Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of the Company’s management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation have been reflected in these unaudited condensed consolidated financial statements. Operating results for the three and nine months ended December 31, 2024 are not necessarily indicative of the results that may be expected for the fiscal year ending March 31, 2025. The balance sheet at March 31, 2024 has been derived from the audited combined financial statements at that date, but does not include all the information and footnotes required by U.S. GAAP for complete financial statements. The accompanying unaudited condensed consolidated financial statements should be read together with the Studio Business’ audited combined financial statements and related notes for the fiscal year ended March 31, 2024 as contained in Exhibit 99.1 of Amendment No. 2 to the Current Report on Form
8-K
filed on October 15, 2024 with the U.S. Securities and Exchange Commission (“SEC”).
Certain amounts presented in prior periods have been reclassified to conform to the current period presentation.

All revenues and costs as well as assets and liabilities directly associated with the business activity of the Studio Business were included in the accompanying unaudited condensed consolidated financial statements. Revenues and costs associated with the Studio Business were specifically identifiable in the accounting records maintained by Lionsgate and primarily represent the revenue and costs used for the determination of segment profit of the Motion Picture and Television Production segments of Lionsgate. In addition, prior to the separation, the Studio Business costs included an allocation of corporate general and administrative expense (inclusive of share-based compensation) which was allocated to the Studio Business as further discussed below. Other costs excluded from the Motion Picture and Television Production segment profit but relating to the Studio Business were generally specifically identifiable as costs of the Studio Business in the accounting records of Lionsgate and were included in the accompanying unaudited condensed consolidated financial statements in periods prior to the Separation.
In connection with the Business Combination, on May 9, 2024, Lionsgate and
StudioCo
entered into a shared services and overhead sharing agreement (the “Shared Services Agreement”) which took effect upon the closing of the Business Combination. The Shared Services Agreement facilitates the allocation to the Company of all corporate general and administrative expenses of Lionsgate, except for an amount of
$10.0 million to be allocated annually to the Starz Business of Lionsgate. The $10.0 million allocation of Lionsgate’s corporate general and administrative expenses to the Starz Business pursuant to the Shared Services Agreement is designed to reflect the portion of corporate expenses expended and reflective of the level of effort and costs incurred related to management oversight and services provided for the Starz Business post Separation with consideration of the anticipated separation of the Starz Business.
The corporate general and administrative expenses that are allocated to the Company pursuant to the Shared Services Agreement include salaries and wages for certain executives and other corporate officers related to executive oversight, investor relations costs, costs for the maintenance of corporate facilities, and other common administrative support functions, including corporate accounting, finance and financial reporting, audit and tax costs, corporate and other legal support functions, and certain information technology and human resources. In addition, the Separation Agreement and the Shared Services Agreement provide that officers, employees and directors of the Company will continue to receive awards of equity and equity-based compensation pursuant to the existing plans of Lionsgate. Such awards will be treated as a capital contribution by Lionsgate to the Company, with the associated stock based compensation expense for such awards allocated to the Company, see Note 13.
For periods prior to the Separation, the unaudited condensed combined financial statements of the Studio Business included allocations of corporate general and administrative expenses (inclusive of share-based compensation) from Lionsgate related to the corporate and shared service functions historically provided by Lionsgate. These expenses were allocated to the Company on the basis of direct usage when identifiable, with the remainder allocated on a pro rata basis of consolidated Lionsgate revenue, payroll expense or other measures considered to be a reasonable reflection of the historical utilization levels of these services.
Management believes the assumptions underlying these unaudited condensed consolidated financial statements, including the assumptions regarding the allocation of general and administrative expenses from Lionsgate to the Studio Business prior to the Separation, are reasonable. See Note 20 for further detail of the allocations included in the unaudited condensed consolidated financial statements.
In connection with the Business Combination, the Company entered into certain intercompany note arrangements, which mirrored the terms and amounts outstanding under Lionsgate’s credit facilities as previously reflected in the historical financial statements of the Studio Business prior to the Separation, see Note 7.

Basis of Presentation
The Studio Business has historically operated as part of Lionsgate and not as a standalone company. The Studio Business’s combined financial statements, representing the historical assets, liabilities, operations and cash flows of the combination of the operations making up the worldwide Studio Business, have been derived from the separate historical accounting records maintained by Lionsgate, and are presented on a carve-out
basis. These combined financial statements reflect the combined historical results of operations, financial position, comprehensive income (loss) and cash flows of the Studio Business for the periods presented as historically managed within Lionsgate through the use of a management approach in identifying the Studio Business’s operations. In using the management approach, considerations over how the business operates were utilized to identify historical operations that should be presented within the carve-out
financial statements. This approach was taken due to the organizational structure of certain legal entities comprising the Studio Business.

All revenues and costs as well as assets and liabilities directly associated with the business activity of the Studio Business are included in the accompanying combined financial statements. Revenues and costs associated with the Studio Business are specifically identifiable in the accounting records maintained by Lionsgate and primarily represent the revenue and costs used for the determination of segment profit of the Motion Picture and Television Production segments of Lionsgate. In addition, the Studio Business costs include an allocation of corporate general and administrative expense (inclusive of share-based compensation) which has been allocated to the Studio Business as further discussed below. Other costs excluded from the Motion Picture and Television Production segment profit but relating to the Studio Business are generally specifically identifiable as costs of the Studio Business in the accounting records of Lionsgate and are included in the accompanying combined financial statements.
Lionsgate utilizes a centralized approach to cash management. Cash generated by the Studio Business is managed by Lionsgate’s centralized treasury function and cash is routinely transferred to the Company or to the Starz Business to fund operating activities when needed. Cash and cash equivalents of the Studio Business are reflected in the combined balance sheets. Payables to and receivables from Lionsgate, primarily related to the Starz Business, are often settled through movement to the intercompany accounts between Lionsgate, the Starz Business and the Studio Business. Other than certain specific balances related to unsettled payables or receivables, the intercompany balances between the Studio Business and Lionsgate have been accounted for as parent net investment, which has been recast to accumulated deficit as described under
Recapitalization
below. See Note 20 for further details.
The Studio Business is the primary borrower of certain corporate indebtedness (the revolving credit facility, term loan A and term loan B, together referred to as the “Senior Credit Facilities”) of Lionsgate. The Senior Credit Facilities are generally used as a method of financing Lionsgate’s operations in totality and are not specifically identifiable to the Studio Business or the Starz Business. It is not practical to determine what the capital structure would have been historically for the Studio Business or the Starz Business as standalone companies. A portion of Lionsgate’s corporate debt, Lionsgate’s 5.500% senior notes due April 15, 2029 (the “Senior Notes”) and related interest expense are not reflected in the Studio Business’s combined financial statements. The Studio Business remains a guarantor under the Senior Notes indenture agreement. See Note 7 for further details.
Additional indebtedness directly related to the Studio Business, including production loans, borrowings under the Production Tax Credit Facility, IP Credit Facility, and Backlog Facility (each as defined below) and other obligations, are reflected in the Studio Business combined financial statements. See Note 8 for further details.
Lionsgate’s corporate general and administrative functions and costs have historically provided oversight over both the Starz Business and the Studio Business. These functions and costs include, but are not limited to, salaries and wages for certain executives and other corporate officers related to executive oversight, investor relations costs, costs for the maintenance of corporate facilities, and other common administrative support functions, including corporate accounting, finance and financial reporting, audit and tax costs, corporate and other legal support functions, and certain information technology and human resources expense. Accordingly, the audited financial statements of the Studio Business, include allocations of certain general and administrative expenses (inclusive of share-based compensation) from Lionsgate related to these corporate and shared service functions historically provided by Lionsgate. These expenses have been allocated to the Company on the basis of direct usage when identifiable, with the remainder allocated on a pro rata basis of consolidated Lionsgate revenue, payroll expense or other measures considered to be a reasonable reflection of the historical utilization levels of these services. Accordingly, the Studio Business financial statements may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated entity, and may not be indicative of the expenses that the Company will incur in the future.
The Company also pays certain costs on behalf of the Starz Business such as certain rent expense, employee benefits, insurance and other administrative operating costs which are reflected as expenses of the Starz
Business. The Starz Business also pays certain costs on behalf of the Company such as legal expenses, software development costs and severance which are reflected as expenses of the Studio Business. The settlement of reimbursable expenses between the Studio Business and the Starz Business have been accounted for as parent net investment. See
Recapitalization
below and Note 20 for further detail of parent net investment included in these combined financial statements.
Management believes the assumptions underlying these combined financial statements, including the assumptions regarding the allocation of general and administrative expenses from Lionsgate to the Studio Business, are reasonable. However, the allocations may not include all of the actual expenses that would have been incurred by the Studio Business and may not reflect its combined results of operations, financial position and cash flows had it been a standalone company during the periods presented. It is not practicable to estimate actual costs that would have been incurred had the Studio Business been a standalone company and operated as an unaffiliated entity during the periods presented. Actual costs that might have been incurred had the Studio Business been a standalone company would depend on a number of factors, including the organizational structure, what corporate functions the Studio Business might have performed directly or outsourced, and strategic decisions the Company might have made in areas such as executive management, legal and other professional services, and certain corporate overhead functions. See Note 20 for further detail of the allocations included in these combined financial statements.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. The most significant estimates made by management in the preparation of the financial statements relate to ultimate revenue and costs used for the amortization of investment in films and television programs; estimates related to the revenue recognition of sales or usage-based royalties; fair value of equity-based compensation; the allocations of costs to the Company for certain corporate and shared service functions in preparing the unaudited condensed consolidated financial statements for periods prior to the Separation on a carve-out
basis; fair value of assets and liabilities for allocation of the purchase price of companies and assets acquired; income taxes including the assessment of valuation allowances for deferred tax assets; accruals for contingent liabilities; impairment assessments for investment in films and television programs, and goodwill. Actual results could differ from such estimates.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. The most significant estimates made by management in the preparation of the financial statements relate to ultimate revenue and costs used for the amortization of investment in films and television programs; estimates related to the revenue recognition of sales or usage-based royalties; fair value of equity-based compensation; the allocations of costs to the Company for certain corporate and shared service functions in preparing the combined financial statements on a carve-out
basis; fair value of assets and liabilities for allocation of the purchase price of companies acquired; income taxes including the assessment of valuation allowances for deferred tax assets; accruals for contingent liabilities; impairment assessments for investment in films and television programs, property and equipment, equity investments and goodwill. Actual results could differ from such estimates.

Restricted Cash
Restricted Cash
At March 31, 2024, the Company had restricted cash of $57.4 million primarily representing amounts related to required cash reserves for interest payments associated with the Production Tax Credit Facility, IP Credit Facility and Backlog Facility (March 31, 2023- $40.5 million). Restricted cash is included within “other current assets” and “other non-current
assets” on the combined balance sheets (see Note 19).

Income Taxes
Income Taxes
The Company’s results have historically been included in the consolidated U.S. federal income tax return and U.S. state income tax filings of Lionsgate. The Company has computed its provision for income taxes on a separate return basis in these combined financial statements. The separate return method applies the accounting guidance for income taxes to the stand-alone financial statements as if the Company was a separate taxpayer and a stand-alone enterprise for the periods presented. The calculation of income taxes for the Company on a separate return basis requires judgment and use of both estimates and allocations. However, as discussed above in Note 1, the combined historical results of the Studio Business are presented on a managed basis rather than a legal entity basis, with certain deductions and other items that are included in the consolidated financial statements of Lionsgate, but not included in the combined financial statements of the Studio Business.
Income taxes are accounted for using an asset and liability approach for financial accounting and reporting for income taxes and recognition and measurement of deferred assets are based upon the likelihood of realization of tax benefits in future years. Under this method, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Valuation allowances are established when management determines that it is more likely than not that some portion or all of the net deferred tax asset, on a jurisdiction-by-jurisdiction
basis, will not be realized. The financial effect of changes in tax laws or rates is accounted for in the period of enactment.
From time to time, the Company engages in transactions in which the tax consequences may be subject to uncertainty and judgment is required in assessing and estimating the tax consequences of these transactions. In determining the Company’s tax provision for financial reporting purposes, the Company establishes a reserve for uncertain tax positions unless such positions are determined to be more likely than not of being sustained upon examination, based on their technical merits. The Company’s policy is to recognize interest and/or penalties related to income tax matters in income tax expense.

Net Income (Loss) Per Share
Net Income (Loss) Per Share
Basic net income (loss) per share is calculated based on the weighted average common shares outstanding for the period. Basic and diluted net income (loss) per share for the years ended March 31, 2024, 2023 and 2022 is presented below:

	Year Ending March 31,
	2024	2023	2022
	(Amounts in millions, except per share amounts)
Basic and Diluted Net Income (Loss) per Common Share:
Numerator:
Net income (loss) attributable to Parent	$(93.5)	$(0.3)	$11.1
Accretion of redeemable noncontrolling interest	(11.9)	—	—

Net income (loss) attributable to Parent after accretion of redeemable noncontrolling interest	$(105.4)	$(0.3)	$11.1

Denominator:
Weighted average common shares outstanding	253.4	253.4	253.4

Basic and diluted net loss per common share	$(0.42)	$(0.00)	$0.04

Basic net income (loss) per share and diluted net income (loss) per share was calculated based on the
253.4 million shares issued to Lionsgate at the closing of the Business Combination.
For the years ended March 31, 2024, 2023 and 2022, there were no outstanding common shares issuable.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Segment Reporting:
In November 2023, the Financial Accounting Standards Board (“FASB”) issued guidance which expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. This guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, and therefore will be effective beginning with the Company’s financial statements issued for the fiscal year ending March 31, 2025 and subsequent interim periods, with early adoption permitted. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements and disclosures.
Income Taxes:
In December 2023, the FASB issued guidance which expands income tax disclosures by requiring public business entities, on an annual basis, to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. Additionally, this guidance requires all entities disaggregate disclosures by jurisdiction on the amount of income taxes paid (net of refunds received), income or loss from continuing operations before income tax expense (or benefit) and income tax expense (or benefit) from continuing operations. This guidance is effective for fiscal years beginning after December 15, 2024, and therefore will be effective beginning with the Company’s financial statements issued for the fiscal year ending March 31, 2026, with early adoption permitted. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements and disclosures.
Income Statement:
In November 2024, the FASB issued guidance requiring public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. This guidance is effective for fiscal years beginning after December 15, 2026, and therefore will be effective beginning with the Company’s financial statements issued for the fiscal year ending March 31, 2028 and interim reporting periods beginning in fiscal 2029, with early adoption permitted. The disclosures required under the guidance can be applied either prospectively to financial statements issued for reporting periods after the effective date or retrospectively to any or all periods presented in the financial statements. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements and disclosures.

Recent Accounting Pronouncements
Segment Reporting:
In November 2023, the Financial Accounting Standards Board (“FASB”) issued guidance which expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. This guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, and therefore will be effective beginning with the Company’s financial statements issued for the fiscal year ending March 31, 2025 and subsequent interim periods, with early adoption permitted. The Company is currently evaluating the impact of adopting this guidance on its combined financial statements and disclosures.
Income Taxes:
In December 2023, the FASB issued guidance which expands income tax disclosures by requiring public business entities, on an annual basis, to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. Additionally, this guidance requires all entities disaggregate disclosures on the amount of income taxes paid (net of refunds received), income or loss from continuing operations before income tax expense (or benefit) and income tax expense (or benefit) from continuing operations. This guidance is effective for fiscal years beginning after December 15, 2024, and therefore will be effective beginning with the Company’s financial statements issued for the fiscal year ending March 31, 2026, with early adoption permitted. The Company is currently evaluating the impact of adopting this guidance on its combined financial statements and disclosures.

Description of Business
Description of Business
Lions Gate Entertainment Corp. (“Lionsgate,” or “Parent”) encompasses world-class motion picture and television studio operations (collectively referred to as the “Studio Business”) and the STARZ-branded premium global subscription platforms (the “Starz Business”) to bring a unique and varied portfolio of entertainment to consumers around the world. Lionsgate has historically had three reportable business segments: (1) Motion Picture, (2) Television Production and (3) Media Networks. The Studio Business is substantially reflected in the Lionsgate Motion Picture and Television Production segments. These financial statements reflect the combination of the assets, liabilities, operations and cash flows reflecting the Studio Business which is referred to in these combined financial statements as the “Studio Business” or the “Company”.
These combined financial statements of the Studio Business have been prepared on a carve-out
basis and are derived from Lionsgate’s consolidated financial statements and accounting records. These combined financial statements reflect the Studio Business’s combined historical financial position, results of operations and cash flows as they were historically managed in accordance with United States (“U.S.”) generally accepted accounting principles (“GAAP”). The combined financial statements may not be indicative of the Studio Business’s future performance and do not necessarily reflect what the financial position, results of operations and cash flows would have been had the Studio Business operated as an independent, publicly traded company during the periods presented.
The Studio Business consists of the Motion Picture and Television Production reportable segments, together with substantially all of Lionsgate’s corporate general and administrative costs. Motion Picture consists of the development and production of feature films, acquisition of North American and worldwide distribution rights, North American theatrical, home entertainment and television distribution of feature films produced and acquired, and worldwide licensing of distribution rights to feature films produced and acquired. Television Production consists of the development, production and worldwide distribution of television productions including television series, television movies and mini-series, and non-fiction
programming. Television Production includes the domestic and international licensing of Starz original productions to the Starz Business, and the ancillary market distribution of Starz original productions and licensed product. Additionally, the Television Production segment includes the results of operations of 3 Arts Entertainment, a talent management company.

Generally Accepted Accounting Principles			Generally Accepted Accounting Principles These combined financial statements have been prepared in accordance with U.S. GAAP.
Principles of Consolidation
Principles of Consolidation
The accompanying combined financial statements of the Company have been derived from the consolidated financial statements and accounting records of Lionsgate and reflect certain allocations from Lionsgate as further discussed above.
All significant intercompany balances and transactions within the Company have been eliminated in these combined financial statements.

Reclassifications			Reclassifications Certain amounts presented in prior years have been reclassified to conform to the current year’s presentation.
Significant Accounting Policies			Significant Accounting Policies
Licensing Arrangements
Licensing Arrangements.
The Company’s content licensing arrangements include fixed fee and minimum guarantee arrangements, and sales or usage based royalties.
Fixed Fee or Minimum Guarantees:
The Company’s fixed fee or minimum guarantee licensing arrangements may, in some cases, include multiple titles, multiple license periods (windows) with a substantive period in between the windows, rights to exploitation in different media, or rights to exploitation in multiple territories, which may be considered distinct performance obligations. When these performance obligations are considered distinct, the fixed fee or minimum guarantee in the arrangement is allocated to the title, window, media right or territory as applicable, based on estimates of relative standalone selling prices. The amounts related to each performance obligation (i.e., title, window, media or territory) are recognized when the content has been delivered, and the window for the exploitation right in that territory has begun, which is the point in time at which the customer is able to begin to use and benefit from the content.
Sales or Usage Based Royalties:
Sales or usage based royalties represent amounts due to the Company based on the “sale” or “usage” of the Company’s content by the customer, and revenues are recognized at the later of when the subsequent sale or usage occurs, or the performance obligation to which some or all the sales or usage-based royalty has been allocated and has been satisfied (or partially satisfied). Generally, when the Company licenses completed content with standalone functionality (such as a movie, or television show), its performance obligation will be satisfied prior to the sale or usage. When the Company licenses intellectual property that does not have stand-alone functionality (e.g., brands, themes, logos, etc.), its performance obligation is generally satisfied in the same period as the sale or usage. The actual amounts due to the Company under these arrangements are generally not reported to the Company until after the close of the reporting period. The Company records revenue under these arrangements for the amounts due and not yet reported to the Company based on estimates of the sales or usage of these customers and pursuant to the terms of the contracts. Such estimates are based on information from the Company’s customers, historical experience with similar titles in that market or territory, the performance of the title in other markets, and/or data available in the industry.
Revenues by Market or Product Line.
The following describes the revenues generated by market or product line. Theatrical revenues are included in the Motion Picture segment; home entertainment, television, international and other revenues are applicable to both the Motion Picture and Television Production segments.

•
Theatrical.
Theatrical revenues are derived from the domestic theatrical release of motion pictures licensed to theatrical exhibitors on a picture-by-picture
basis (distributed by the Company directly in

the United States and through a
sub-distributor
in Canada). Revenue from the theatrical release of feature films are treated as sales or usage-based royalties, are recognized as revenue starting at the exhibition date and are based on the Company’s participation in box office receipts of the theatrical exhibitor.

•	Home Entertainment. Home entertainment consists of Digital Media and Packaged Media.

•
Digital Media.
Digital media includes digital transaction revenue sharing arrangements
(pay-per-view
and
video-on-demand
platforms, electronic sell through (“EST”), and digital rental) and licenses of content to digital platforms for a fixed fee.

Digital Transaction Revenue Sharing Arrangements:
Primarily represents revenue sharing arrangements with certain digital media platforms which generally provide that, in exchange for a nominal or no upfront sales price, the Company shares in the rental or sales revenues generated by the platform on a title-by-title
basis. These digital media platforms generate revenue from rental and EST arrangements, such as download-to-own,
download-to-rent,
and
video-on-demand.
These revenue sharing arrangements are recognized as sales or usage-based royalties based on the performance of these platforms and pursuant to the terms of the contract, as discussed above.
Licenses of Content to Digital Platforms:
Primarily represents the licensing of content to
subscription-video-on-demand
(“SVOD”) or other digital platforms for a fixed fee. As discussed above, revenues are recognized when the content has been delivered and the window for the exploitation right in that territory has begun.

•
Packaged Media.
Packaged media revenues represent the sale of motion pictures and television shows (produced or acquired) on physical discs (DVD’s,
Blu-ray,
4K Ultra HD, referred to as “Packaged Media”) in the retail market. Revenues are recognized, net of an allowance for estimated returns and other allowances, on the later of receipt by the customer or “street date” (when it is available for sale by the customer).

•
Television
.
Television revenues are derived from the licensing to domestic markets (linear pay, basic cable, free television markets, syndication) of motion pictures (including theatrical productions and acquired films) and scripted and unscripted television series, television movies, mini-series, and non-fiction
programming. Television revenues include fixed fee arrangements as well as arrangements in which the Company earns advertising revenue from the exploitation of certain content on television networks. Television also includes revenue from licenses to SVOD platforms in which the initial license of a television series is to an SVOD platform or the traditional pay window for a motion picture is licensed to an SVOD platform. Revenues associated with a title, right, or window from television licensing arrangements are recognized when the feature film or television program is delivered (on an episodic basis for television product) and the window for the exploitation right has begun.

•
International.
International revenues are derived from (1) licensing of the Company’s productions, acquired films, catalog product and libraries of acquired titles to international distributors, on a territory-by-territory
basis; (2) the direct distribution of the Company’s productions, acquired films, and the Company’s catalog product and libraries of acquired titles in the U.K.; and (3) licensing to international markets of scripted and unscripted series, television movies, mini-series and non-fiction
programming. License fees and minimum guarantee amounts associated with title, window, media or territory, are recognized when access to the feature film or television program has been granted or delivery has occurred, as required under the contract, and the right to exploit the feature film or television program in that window, media or territory has commenced. Revenues are also generated from sales or usage based royalties received from international distributors based on their distribution performance pursuant to the terms of the contracts after the recoupment of certain costs in some cases, and the initial minimum guarantee, if any, and are recognized when the sale by the Company’s customer generating a royalty due to the Company has occurred.

•
Other.
Other revenues are derived from the licensing of the Company’s film and television and related content (games, music, location-based entertainment royalties, etc.) to other ancillary markets and from commissions and executive producer fees earned related to talent management.

Revenues from the licensing of film and television content and the sales and licensing of music are recognized when the content has been delivered and the license period has begun, as discussed above. Revenues from the licensing of symbolic intellectual property (i.e., licenses of motion pictures or television characters, brands, storylines, themes or logos) is recognized over the corresponding license term. Commissions are recognized as such services are provided.

Deferred Revenue
Deferred Revenue.
Deferred revenue relates primarily to customer cash advances or deposits received prior to when the Company satisfies the corresponding performance obligation.
Deferred revenue also relates to customer payments are made in advance of when the Company fulfills its performance obligation and recognizes revenue. This primarily occurs under television production contracts, in which payments may be received as the production progresses, international motion picture contracts, where a portion of the payments are received prior to the completion of the movie and prior to license rights start dates, and pay television contracts with multiple windows with a portion of the revenues deferred until the subsequent exploitation windows commence. These arrangements do not contain significant financing components because the reason for the payment structure is not for the provision of financing to the Company, but rather to mitigate the Company’s risk of customer non-performance
and incentivize the customer to exploit the Company’s content.
See Note 12 for further information.

Investment in Films and Television Programs
Investment in Films and Television Programs
General.
Investment in films and television programs includes the unamortized costs of films and television programs, which are monetized individually (i.e., through domestic theatrical, home entertainment, television, international or other ancillary-market distribution).

Recording
Cost.
Costs of acquiring and producing films and television programs and of acquired libraries are capitalized when incurred. For films and television programs produced by the Company, capitalized costs include all direct production and financing costs, capitalized interest and production overhead. For the years ended March 31, 2024, 2023 and 2022, total capitalized interest was $21.0 million, $28.1 million and $12.8 million, respectively. For acquired films and television programs, capitalized costs consist of minimum guarantee payments to acquire the distribution rights.
Amortization.
Costs of acquiring and producing films and television programs and of acquired libraries that are monetized individually are amortized using the individual-film-forecast method, whereby these costs are amortized and participations and residuals costs are accrued in the proportion that current year’s revenue bears to management’s estimate of ultimate revenue at the beginning of the current year expected to be recognized from the exploitation, exhibition or sale of the films or television programs.
Ultimate Revenue.
Ultimate
revenue includes estimates over a period not to exceed ten years following the date of initial release of the motion picture. For an episodic television series, the period over which ultimate revenues are estimated cannot exceed ten years following the date of delivery of the first episode, or, if still in production, five years from the date of delivery of the most recent episode, if later. For titles included in acquired libraries, ultimate revenue includes estimates over a period not to exceed twenty years following the date of acquisition.
Development.
Films and television programs in development include costs of acquiring film rights to books, stage plays or original screenplays and costs to adapt such projects. Such costs are capitalized and, upon commencement of production, are transferred to production costs. Projects in development are written off at the earlier of the date they are determined not to be recoverable or when abandoned, or three years from the date of the initial investment unless the fair value of the project exceeds its carrying cost.
Impairment Assessment.
An individual film or television program is evaluated for impairment when an event or change in circumstances indicates that the fair value of an individual film is less than its unamortized cost.
The fair value is determined based on a discounted cash flow analysis of the cash flows directly attributable to the title. To the extent the unamortized costs exceed the fair value, an impairment charge is recorded for the excess.
The discounted cash flow analysis includes cash flows estimates of ultimate revenue and costs as well as a discount rate (a Level 3 fair value measurement, see Note 10). The discount rate utilized in the discounted cash flow analysis is based on the weighted average cost of capital of the Company plus a risk premium representing the risk associated with producing a particular film or television program. Estimates of future revenue involve measurement uncertainty and it is therefore possible that reductions in the carrying value of investment in films and television programs may be required as a consequence of changes in management’s future revenue estimates.

Property and Equipment, net
Property and Equipment, net
Property and equipment is carried at cost less accumulated depreciation. Depreciation is provided for on a straight line basis over the following useful lives:

Computer equipment and software	3 - 5 years
Furniture and equipment	3 - 5 years
Leasehold improvements	Lease term or the useful life, whichever is shorter
Land	Not depreciated
The Company periodically reviews and evaluates the recoverability of property and equipment. Where applicable, estimates of net future cash flows, on an undiscounted basis, are calculated based on future revenue estimates. If appropriate and where deemed necessary, a reduction in the carrying amount is recorded based on the difference between the carrying amount and the fair value based on discounted cash flows.

Leases
Leases
The Company determines if an arrangement is a lease at its inception. The expected term of the lease used for computing the lease liability and right-of-use
(“ROU”) asset and determining the classification of the lease as operating or financing may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The Company also elected to not separate lease components from non-lease
components across all lease categories. Instead, each separate lease component and non-lease
component are accounted for as a single lease component.
Operating Leases.
Operating lease ROU assets, representing the Company’s right to use the underlying asset for the lease term, are included in the “Other assets—non-current”
line item in the Company’s combined balance sheets. Operating lease liabilities, representing the present value of the Company’s obligation to make payments over the lease term, are included in the “Other accrued liabilities” and “Other liabilities—non-current”
line items in the Company’s combined balance sheets. The Company has entered into various short-term operating leases which have an initial term of 12 months or less. These short-term leases are not recorded on the Company’s combined balance sheets. Lease expense for operating leases is recognized on a straight-line basis over the lease term.
The present value of the lease payments is calculated using a rate implicit in the lease, when readily determinable. However, as most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate to determine the present value of the lease payments for the majority of its leas
es.
Variable lease payments that are based on an index or rate are included in the measurement of ROU assets and lease liabilities at lease inception. All other variable lease payments are expensed as incurred and are not included in the measurement of ROU assets and lease liabilities.
The Company did not have any finance leases during the years ended March 31, 2024 and 2023.

Investments
Investments
Investments include investments accounted for under the equity method of accounting, and equity investments with and without readily determinable fair value.
Equity Method Investments:
The Company uses the equity method of accounting for investments in companies in which it has a minority equity interest and the ability to exert significant influence over operating decisions of the companies. Significant influence is generally presumed to exist when the Company owns between 20% and 50% of the voting interests in the investee, holds substantial management rights or holds an interest of less than 20% in an investee that is a limited liability partnership or limited liability corporation that is treated as a flow-through entity.
Under the equity method of accounting, the Company’s share of the investee’s earnings (losses) are included in the “equity interests income (loss)” line item in the combined statements of operations. The Company records its share of the net income or loss of most equity method investments on a one quarter lag and, accordingly, during the years ended March 31, 2024, 2023 and 2022, the Company recorded its share of the income or loss generated by these entities for the years ended December 31, 2023, 2022 and 2021, respectively.
Dividends and other distributions from equity method investees are recorded as a reduction of the Company’s investment. Distributions received up to the Company’s interest in the investee’s retained earnings are considered returns on investments and are classified within cash flows from operating activities in the combined statements of cash flows. Distributions from equity method investments in excess of the Company’s interest in the investee’s retained earnings are considered returns of investments and are classified within cash flows provided by investing activities in the combined statements of cash flows.
Other Equity Investments:
Investments in nonconsolidated affiliates in which the Company owns less than 20% of the voting common stock, or does not exercise significant influence over operating and financial policies, are recorded at fair value using quoted market prices if the investment has a readily determinable fair value. If an equity investment’s fair value is not readily determinable, the Company will recognize it at cost less any impairment, adjusted for observable price changes in orderly transactions in the investees’ securities that are identical or similar to the Company’s investments in the investee. The unrealized gains and losses and the adjustments related to the observable price changes are recognized in net
income (loss).
Impairments of Investments:
The
Company regularly reviews its investments for impairment, including when the carrying value of an investment exceeds its market value. If the Company determines that an investment has sustained an other-than-temporary decline in its value, the investment is written down to its fair value by a charge to earnings. Factors that are considered by the Company in determining whether an other-than-temporary decline in value has occurred include (i) the market value of the security in relation to its cost basis, (ii) the financial condition of the investee, and (iii) the Company’s intent and ability to retain the investment for a sufficient period of time to allow for recovery in the market value of the investment.
For investments accounted for using the equity method of accounting or equity investments without a readily determinable fair value, the Company evaluates information available (e.g., budgets, business plans, financial statements, etc.) in addition to quoted market prices, if any, in determining whether an other-than-temporary decline in value exists. Factors indicative of an other-than-temporary decline include recurring operating losses, credit defaults and subsequent rounds of financing at an amount below the cost basis of the Company’s investment.

Goodwill
Goodwill
At
March 31, 2024, the carrying value of goodwill was $811.2 million. Goodwill is allocated to the Company’s reporting units, which are its operating segments or one level below its operating segments (component level). Reporting units are determined by the discrete financial information available for the component and whether that information is regularly reviewed by segment management. Components are aggregated into a single reporting unit if they share similar economic characteristics. The Company’s reporting units for purposes of goodwill impairment testing during the years ended March 31, 2024, 2023 and 2022 were Motion Picture, and the Television and Talent Management businesses, both of which are part of the Television Production segment.
Goodwill is not amortized, but is reviewed for impairment each fiscal year or between the annual tests if an event occurs or circumstances change that indicates it is more-likely-than-not
that the fair value of a reporting unit is less than its carrying value. The Company performs its annual impairment test as of January 1 in each fiscal year. A goodwill impairment loss would be recognized for the amount that the carrying amount of a reporting unit, including goodwill, exceeds its fair value. An entity may perform a qualitative assessment of the likelihood of the existence of a goodwill impairment. The qualitative assessment is an evaluation, based on all identified events and circumstances which impact the fair value of the reporting unit, of whether or not it is more likely than not that the fair value is less than the carrying value of the reporting unit. If the Company believes that as a result of its qualitative assessment it is more likely than not that the fair value of a reporting unit is greater than its carrying amount, a quantitative impairment test is not required but may be performed at the option of the Company.
A quantitative assessment requires determining the fair value of the Company’s reporting units. The determination of the fair value of each reporting unit utilizes DCF analyses and market-based valuation methodologies, which represent Level 3 fair value measurements. Fair value determinations require considerable judgment and requires assumptions and estimates of many factors, including revenue and market growth, operating margins and cash flows, market multiples and discount rates, and are sensitive to changes in these underlying assumptions and factors.
Goodwill Impairment Assessments:
Fiscal 2024.
For the Company’s annual goodwill impairment test for fiscal 2024, the Company performed qualitative goodwill impairment assessments for all reporting units (Motion Picture, and our Television and Talent Management businesses, both of which are part of our Television Production segment). Our qualitative assessment considered the recent performance of these reporting units, and updated forecasts of performance and cash flows, as well as the current micro and macroeconomic environments in relation to the current and expected performance of these reporting units, and industry considerations, and determined that since the date of the most recent quantitative assessment performed over these reporting units, there were no events or circumstances that rise to a level that would more-likely-than-not
reduce the fair value of those reporting units below their carrying values; therefore, a quantitative goodwill impairment analysis was not required for these reporting units. See Note 6 for further information.
Fiscal 2023.
In the second quarter of fiscal 2023, the Company updated its quantitative impairment assessment for all of its reporting units using a combination of DCF analyses and market-based valuation methodologies to estimate the fair value of the Company’s reporting units and determined that the fair value of its reporting units exceeded the carrying values for all of its reporting units.
For the Company’s annual goodwill impairment test for fiscal 2023, the Company performed a qualitative goodwill impairment assessment for all of its reporting units. The Company’s qualitative assessment considered the increase in the market price of the Company’s common shares from September 30, 2022, the recent performance of the Company’s reporting units, and updated forecasts of performance and cash flows, as well as the continuing micro and macroeconomic environment, and industry considerations, and determined that since the quantitative assessment performed in the quarter ended September 30, 2022, there were no events or circumstances that rise to a level that would more likely than not reduce the fair value of those reporting units below their carrying values; therefore, a quantitative goodwill impairment analysis was not required.
Management will continue to monitor all of its reporting units for changes in the business environment that could impact the recoverability of goodwill in future periods. The recoverability of goodwill is dependent upon the continued growth of revenue and cash flows from the Company’s business activities. Examples of events or circumstances that could result in changes to the underlying key assumptions and judgments used in the Company’s goodwill impairment tests, and ultimately impact the estimated fair value of the Company’s reporting units may include the global economy; consumer consumption levels of the Company’s content; adverse macroeconomic conditions related to higher inflation and interest rates and currency rate fluctuations, and the impact on the global economy from wars, terrorism and multiple international conflicts, and future bank failures; volatility in the equity and debt markets which could result in higher weighted-average cost of capital; capital market transactions; the duration and potential impact of strikes of unions, on our ability to produce, acquire and distribute our content; the commercial success of the Company’s television programming and motion pictures; the Company’s continual contractual relationships with its customers; and changes in consumer behavior. While historical performance and current expectations have resulted in fair values of the Company’s reporting units in excess of carrying values, if the Company’s assumptions are not realized, it is possible that an impairment charge may need to be recorded in the future.

Prints, Advertising and Marketing Expenses
Prints, Advertising and Marketing Expenses
The costs of prints, advertising and marketing expenses are expensed as incurred.
Advertising expenses for the year ended March 31, 2024 were $347.8 million (2023 — $203.4 million, 2022—$201.6 million) which were recorded as distribution and marketing expenses in the accompanying combined statements of operations.

Government Assistance
Government Assistance
The Company has access to government programs that are designed to promote film and television production and distribution in certain foreign countries. The Company also has access to similar programs in certain states within the U.S. that are designed to promote film and television production in those states.
Tax credits earned with respect to expenditures on qualifying film and television productions are recorded as a reduction to investment in films and television programs when the qualifying expenditures have been incurred provided that there is reasonable assurance that the credits will be realized (see Note 3 and Note 19).

Foreign Currency Translation
Foreign Currency Translation
Monetary assets and liabilities denominated in currencies other than the functional currency are translated at exchange rates in effect at the balance sheet date. Resulting unrealized and realized gains and losses are included in the combined statements of operations.
Foreign company assets and liabilities in foreign currencies are translated into U.S. dollars at the exchange rate in effect at the balance sheet date. Foreign company revenue and expense items are translated at the average rate of exchange for the fiscal year. Gains or losses arising on the translation of the accounts of foreign companies are included in accumulated other comprehensive income or loss, a separate component of equity.

Parent Net Investment
Parent Net Investment
Parent net investment represents Lionsgate’s historical investment in the Company, the accumulated net earnings (losses) after taxes and the net effect of settled transactions with and allocations from Lionsgate. All transactions reflected in parent net investment by Lionsgate have been considered as financing activities for purposes of the combined statements of cash flows. To conform to the retroactive application of the reverse recapitalization as described above, transactions historically presented as parent net investment have been recast to accumulated deficit in the combined balance sheets and the combined statements of equity.

Share-Based Compensation
Share-Based Compensation
Certain Company employees participate in the share-based compensation plans sponsored by Lionsgate. Lionsgate share-based compensation awards granted to employees of the Company consist of stock options, restricted share units and share appreciation rights. As such, the awards to Company employees are reflected in accumulated deficit (as recast from parent net investment in connection with the reverse recapitalization, see
Recapitalization
above) within the combined statements of equity (deficit) at the time they are expensed. The combined statements of operations also include an allocation of Lionsgate corporate and shared employee share-based compensation expenses.
The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of the award. The fair value is recognized in earnings over the period during which an employee is required to provide service. See Note 13 for further discussion of the Company’s share-based compensation.

Accounts Receivable
Accounts Receivable.
Payment terms vary by location and type of c
u
stomer and the nature of the licensing arrangement. However, other than certain multi-year license arrangements; payments are generally due within 60 days after revenue is recognized. For certain multi-year licensing arrangements, primarily in the television, digital media, and international markets, payments may be due over a longer period. When the Company expects the period between fulfillment of its performance obligation and the receipt of payment to be greater than a year, a significant financing component is present. In these cases, such payments are discounted to present value based on a discount rate reflective of a separate financing transaction between the customer and the Company, at contract inception. The significant financing component is recorded as a reduction to revenue and accounts receivable initially, with such accounts receivable discount amortized to interest income over the period to receipt of payment. The Company does not assess contracts with deferred payments for significant financing components if, at contract inception, the Company expects the period between fulfillment of the performance obligation and subsequent payment to be one year or less.

Cash, Cash Equivalents and Restricted Cash			Cash and Cash Equivalents Cash and cash equivalents consist of cash deposits at financial institutions and investments in money market mutual funds.
Production Financing
Production Financing
Production financing relates to financing facilities for certain of the Company’s television and film productions. Production financing facilities are arranged on an individual production basis by either special purpose production subsidiaries, each secured by the assets and future revenues of such production subsidiaries, which are non-recourse
to the Company’s assets, or through a senior revolving credit facility obtained in November 2021, dedicated to production financing. These facilities typically have maturities of less than two years while the titles are in production and are repaid once the production is delivered and all tax credits, broadcaster pre-sales
and international sales have been received. In connection with the production of a television or film program, the Company records initial cash outflows within cash flows from operating activities due to its investment in the production and concurrently records cash inflows within cash flows from financing activities from the production financing it normally obtains. Under these facilities, certain of the Company’s cash is restricted while the financing is outstanding. On December 25, 2022 and December 26, 2021, $9,494 thousand and $31,015 thousand of the Company’s cash was restricted by such facilities, respectively. For further details, see Note 9.

Revenue Recognition
Revenue Recognition
The Company’s Motion Picture and Television Production segments generate revenue principally from the licensing of content in domestic theatrical exhibition, home entertainment (e.g., digital media and packaged media), television, and international market places.
Revenue is recognized upon transfer of control of promised services or goods to customers in an amount that reflects the consideration the Company expects to receive in exchange for those services or goods. Revenues do not include taxes collected from customers on behalf of taxing authorities such as sales tax and value-added tax.
Revenue also includes licensing of motion pictures and television programming (including Starz original productions) to the Starz Business. See Note 20 for further details.

Revenue Recognition
Revenue is recognized when control of the promised goods, intellectual property or production is transferred to the customers or licensees, in an amount that reflects the consideration the Company expects to be entitled to in exchange for transferring those goods. The Company accounts for a contract when it has approval and commitment from both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance, and collectability of consideration is probable.
The Company enters into contracts to license its intellectual property for use in television and film. The licensees pay the Company either a sales-based or usage-based royalty, or a combination of both, for use of the brands, in some cases subject to minimum guaranteed amounts or fixed fees. The license of the Company’s brands provide access to the intellectual property over the term of the license, generally without any other performance obligation of the Company other than keeping the intellectual property active and is therefore considered a right-to-access
license of symbolic intellectual property. The Company records sales-based or usage-based royalty revenues for right-to-access
licenses at the occurrence of the licensees’ subsequent sale or usage. When the arrangement includes a minimum guarantee, the Company records the minimum guarantee on a ratable basis over the term of the license period and does not record the sales-based or usage-based royalty revenues until they exceed the minimum guarantee.
The Company produces, sells and licenses television and film content for distribution to third parties in formats that include broadcast, digital streaming, transactional and theatrical. These are intellectual property licenses where the licensees pay either a fixed fee for the content license or a variable fee in the form of a sales-based royalty. The content that the Company delivers to its licensees typically has stand-alone functionality, generally without any other performance obligation of the Company, and is therefore considered a right-to-use
license of functional intellectual property. The Company records revenues for right-to-use
licenses once the license period has commenced and the licensee has the ability to use the delivered content. In arrangements where the licensee pays the Company a fixed fee for multiple seasons or multiple series of programming, arrangement fees are recorded as revenues based upon their relative fair values. The Company also earns advertising revenues from certain content made available on free to consumer streaming video on demand platforms where the Company earns a portion of the advertising revenues earned by the service provider. The performance obligation is met, and revenue is recorded when the user accesses the Company’s content through the streaming platform.

Distribution and Marketing Expenses
Distribution and Marketing Expenses
Distribution and marketing expenses primarily include the costs of theatrical prints and advertising (“P&A”) and subscription video-on-demand
(“SVOD”) expense and home entertainment expenses and marketing. Theatrical P&A includes the costs of the theatrical prints delivered to theatrical exhibitors and the advertising and marketing cost associated with the theatrical release of the picture. SVOD expense represents the advertising and marketing cost associated with the SVOD release of the picture. Home entertainment expenses represents manufacturing costs associated with creating the physical products.

Recapitalization
Recapitalization
On May 13, 2024, Lionsgate consummated the transactions contemplated by that certain business combination agreement (the “Business Combination Agreement”), with Screaming Eagle Acquisition Corp., a Cayman Islands exempted company (“SEAC”), SEAC II Corp., a Cayman Islands exempted company and a wholly-owned subsidiary of SEAC (“New SEAC”), LG Sirius Holdings ULC, a British Columbia unlimited liability company and a wholly-owned subsidiary of Lionsgate (“Studio HoldCo”), LG Orion Holdings ULC, a British Columbia unlimited liability company and wholly-owned subsidiary of Lionsgate (“LG Studios”), and other affiliates of SEAC. Pursuant to the terms and conditions of the Business Combination Agreement, the Studio Business was combined with SEAC through a series of transactions, including an amalgamation of LG Studios and New SEAC under a Canadian plan of arrangement (the “Business Combination”). In connection with the closing of the Business Combination, New SEAC changed its name to “Lionsgate Studios Corp.” and continues the existing business operations of the Studio Business of Lionsgate. The Company became a separate publicly traded company and its common shares, without par value (“LG Studios Common Shares”), commenced trading on Nasdaq under the symbol “LION” on May 14, 2024.
In connection with and prior to the Business Combination, Lionsgate and LG Studios entered into a separation agreement pursuant to which the assets and liabilities of the Studio Business were transferred to LG Studios such that LG Studios held, directly or indirectly, all of the assets and liabilities of the Studio Business (the “Separation”).
The Business Combination was accounted for as a reverse recapitalization in accordance with U.S GAAP. Under this method of accounting, SEAC is treated as the acquired company and the Studio Business is treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, following the Business Combination, the financial statements of Lionsgate Studios will represent a continuation of the financial statements of the Studio Business, with the Business Combination treated as the equivalent of the Studio Business issuing LG Studios Common Shares for the historical net assets of SEAC, substantially consisting of cash held in the trust account, accompanied by a recapitalization of the Studio Business equity. The historical net assets were stated at fair value, which approximated historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of the Studio Business.
To conform to the retroactive application of the reverse recapitalization, in all periods prior to the Business Combination, parent net investment transactions have been recast to accumulated deficit in the combined balance sheets and the combined statements of equity.

The shares and net income (loss) per common share, in all periods prior to the Business Combination, are based on the 253.4 million shares issued to Lionsgate at the closing of the Business Combination. See
Net Income (Loss) Per Share
below for further information.

Restatement of Statement of Cash Flows for the year ended March 31, 2022
Restatement of Statement of Cash Flows for the year ended March 31, 2022
The Company is restating its combined statement of cash flows for the fiscal year ended March 31, 2022 to correct a mathematical error in the previously issued financial statements. The following presents a reconciliation of the impacted financial statement line items as previously reported to the restated amounts for the year ended March 31, 2022 in order to correct the error:

	As Previously Reported	Restatement Adjustment	As Restated
	(Amounts in millions)
Net Cash Flows Provided by Financing Activities	$644.2	$(118.7)	$525.5
Net Change In Cash, Cash Equivalents and Restricted Cash	$28.5	$(118.7)	$(90.2)
Cash, Cash Equivalents and Restricted Cash - End Of Period	$389.0	$(118.7)	$270.3
There was no impact as a result of correcting this previous mathematical error on the combined balance sheets as of March 31, 2024 and 2023, the combined statements of operations for the three years in the period ended March 31, 2024, or on the combined statements of cash flow for the years ended March 31, 2024 and 2023.

Separation and Business Combination
Separation and Business Combination
On May 13, 2024, Lionsgate consummated the transactions contemplated by that certain business combination agreement (the “Business Combination Agreement”), with Screaming Eagle Acquisition Corp., a Cayman Islands exempted company (“SEAC”), SEAC II Corp., a Cayman Islands exempted company and a wholly-owned subsidiary of SEAC (“New SEAC”), LG Sirius Holdings ULC, a British Columbia unlimited liability company and a wholly-owned subsidiary of Lionsgate (“Studio HoldCo”), LG Orion Holdings ULC, a British Columbia unlimited liability company and wholly-owned subsidiary of Lionsgate (“StudioCo”), and other affiliates of SEAC. Pursuant to the terms and conditions of the Business Combination Agreement, the Studio Business was combined with SEAC through a series of transactions, including an amalgamation of StudioCo and New SEAC under a Canadian plan of arrangement (the “Business Combination”). In connection with the closing of the Business Combination, New SEAC changed its name to “Lionsgate Studios Corp.” and continues the existing business operations of the Studio Business of Lionsgate. The Company became a separate publicly traded company and its common shares, without par value (“LG Studios Common Shares”), commenced trading on Nasdaq under the symbol “LION” on May 14, 2024.
In connection with and prior to the Business Combination, Lionsgate and StudioCo entered into a separation agreement pursuant to which the assets and liabilities of the Studio Business were transferred to StudioCo such that StudioCo held, directly or indirectly, all of the assets and liabilities of the Studio Business (the “Separation”).
The Business Combination was accounted for as a reverse recapitalization in accordance with United States (“U.S.”) generally accepted accounting principles (“GAAP”). Under this method of accounting, SEAC is treated as the acquired company and the Studio Business is treated as the acquirer for financial reporting purposes. Accordingly, for accounting purposes, the financial statements of Lionsgate Studios will represent a continuation of the financial statements of the Studio Business, with the Business Combination treated as the equivalent of the

Studio Business issuing LG Studios Common Shares for the historical net assets of SEAC, substantially consisting of cash held in the trust account, accompanied by a recapitalization of the Studio Business equity. The historical net assets were stated at fair value, which approximated historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of the Studio Business.
The Studio Business has been determined to be the accounting acquirer in the Business Combination because Lionsgate continues to hold a controlling financial interest.
As a result of the Business Combination and additional private investments in public equities (“PIPE”) financing discussed in Note 2, former SEAC public shareholders and founders and new common equity financing investors own approximately 12.2% of LG Studios Common Shares. In addition to establishing the Studio Business as a standalone publicly-traded entity, the transaction resulted in approximately $330.0 million of gross proceeds to Lionsgate received as of
December 31
, 2024, including $254.3 million in PIPE financing. See Note 2 for additional information related to the Business Combination. Shortly after the closing of the Business Combination, approximately $299.0 million was used by the Company to pay down the Intercompany Note, see Note 7.

Finite-Lived Intangible Assets
Finite-Lived Intangible Assets
Identifiable intangible assets with finite lives are amortized to depreciation and amortization expense over their estimated useful lives, ranging from 5 to 15 years.
Amortizable intangible assets are tested for impairment whenever events or changes in circumstances (triggering events) indicate that the carrying amount of the asset may not be recoverable. If a triggering event has occurred, an impairment analysis is required. The impairment test first requires a comparison of undiscounted future cash flows expected to be generated over the remaining useful life of an asset to the carrying value of the asset. The impairment test is performed at the lowest level of cash flows associated with the asset. If the carrying value of the asset exceeds the undiscounted future cash flows, the asset would not be deemed to be recoverable. Impairment would then be measured as the excess of the asset’s carrying value over its fair value, which would generally be estimated based on a discounted cash flow (“DCF”) model.
The Company monitors its finite-lived intangible assets and changes in the underlying circumstances each reporting period for indicators of possible impairments or a change in the useful life or method of amortization of its finite-lived intangible assets. No such triggering events were identified during the years ended March 31, 2024 and 2023.

Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
Derivative financial instruments are used by the Company in the management of its foreign currency and interest rate exposures. The Company’s policy is not to use derivative financial instruments for trading or speculative purposes.
The Company uses derivative financial instruments to hedge its exposures to foreign currency exchange rate and interest rate risks. All derivative financial instruments are recorded at fair value in the combined balance sheets (see Note 10). The effective changes in fair values of derivatives designated as cash flow hedges are recorded in accumulated other comprehensive income or loss and included in unrealized gains (losses) on cash flow hedges until the underlying hedged item is recognized in earnings. The effective changes in the fair values of derivatives designated as cash flow hedges are reclassified from accumulated other comprehensive income or loss to net income or net loss when the underlying hedged item is recognized in earnings. If the derivative is not designated as a hedge, changes in the fair value of the derivative are recognized in earnings. See Note 18 for further discussion of the Company’s derivative financial instruments.

Transfers of Financial Assets
Transfers of Financial Assets
The Company enters into arrangements to sell certain financial assets (i.e., monetize its trade accounts receivables). For a transfer of financial assets to be considered a sale, the asset must be legally isolated from the Company and the purchaser must have control of the asset. Determining whether all the requirements have been met includes an evaluation of legal considerations, the extent of the Company’s continuing involvement with the assets transferred and any other relevant considerations. When the true sales criteria are met, the Company derecognizes the carrying value of the financial asset transferred and recognizes a net gain or loss on the sale. The proceeds from these arrangements with third party purchasers are reflected as cash provided by operating activities in the combined statements of cash flows. If the sales criteria are not met, the transfer is considered a secured borrowing and the financial asset remains on the combined balance sheets with proceeds from the sale recognized as debt and recorded as cash flows from financing activities in the combined statements of cash flows. See Note 19 for discussion of the Company’s accounts receivable monetization.

LIONS GATE ENTERTAINMENT CORP [Member]
Description Of Business
Description of Business
Lions Gate Entertainment Corp. (the “Company,” “Lionsgate,” “Lions Gate,” “we,” “us” or “our”) encompasses world-class motion picture and television studio operations aligned with the STARZ premium global subscription platform to bring a unique and varied portfolio of entertainment to consumers around the world. The Company’s film, television, subscription and location-based entertainment businesses are backed by a more than
20,000-title
library and a valuable collection of iconic film and television franchises.

Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements include the accounts of Lionsgate and all of its majority-owned and controlled subsidiaries.
The unaudited condensed consolidated financial statements have been prepared in accordance with United States (“U.S.”) generally accepted accounting principles (“GAAP”) for interim financial information and the instructions to quarterly report on Form
10-Q
under the Securities Exchange Act of 1934, as amended, and Article 10 of Regulation
S-X.
Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of the Company’s management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation have been reflected in these unaudited condensed consolidated financial statements. Operating results for the three and nine months ended December 31, 2024 are not necessarily indicative of the results that may be expected for the fiscal year ending March 31, 2025. The balance sheet at March 31, 2024 has been derived from the audited financial statements at that date, but does not include all the information and footnotes required by U.S. GAAP for complete financial statements. The accompanying unaudited condensed consolidated financial statements should be read together with the consolidated financial statements and related notes included in the Company’s Annual Report on Form
10-K
for the fiscal year ended March 31, 2024.
Certain amounts presented in prior periods have been reclassified to conform to the current period presentation.

Basis of Presentation
Generally Accepted Accounting Principles
These consolidated financial statements have been prepared in accordance with United States (“U.S.”) generally accepted accounting principles (“GAAP”).
Principles of Consolidation
The accompanying consolidated financial statements of the Company include the accounts of Lionsgate and its majority-owned and controlled subsidiaries. The Company reviews its relationships with other entities to identify whether it is the primary beneficiary of a variable interest entity (“VIE”). If the determination is made that the Company is the primary beneficiary, then the entity is consolidated.
All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. The most significant estimates made by management in the preparation of the financial statements relate to ultimate revenue and costs used for the amortization of investment in films and television programs; estimates of future viewership used for the amortization of licensed program rights; estimates related to the revenue recognition of sales or usage-based royalties; fair value of equity-based compensation; fair value of assets and liabilities for allocation of the purchase price of companies and assets acquired; income taxes including the assessment of valuation allowances for deferred tax assets; accruals for contingent liabilities; and impairment assessments for investment in films and television programs and licensed program rights, goodwill and intangible assets. Actual results could differ from such estimates.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. The most significant estimates made by management in the preparation of the financial statements relate to ultimate revenue and costs used for the amortization of investment in films and television programs; estimates of future viewership used for the amortization of licensed program rights; estimates related to the revenue recognition of sales or usage-based royalties; fair value of equity-based compensation; fair value of assets and liabilities for allocation of the purchase price of companies acquired; income taxes including the assessment of valuation allowances for deferred tax assets; accruals for contingent liabilities; and impairment assessments for investment in films and television programs and licensed program rights, property and equipment, equity investments, goodwill and intangible assets. Actual results could differ from such estimates.

Restricted Cash
Restricted Cash
At March 31, 2024, the Company had restricted cash of $57.4 million, primarily representing amounts related to required cash reserves for interest payments associated with the Production Tax Credit Facility, IP Credit Facility and Backlog Facility (March 31, 2023 - $40.9 million). Restricted cash is included within “other current assets” and “other non-current
assets” on the consolidated balance sheets (see Note 19).

Income Taxes
Income Taxes
Income taxes are accounted for using an asset and liability approach for financial accounting and reporting for income taxes and recognition and measurement of deferred assets are based upon the likelihood of realization of tax benefits in future years. Under this method, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Valuation allowances are established when management determines that it is more likely than not that some portion or all of the net deferred tax asset, on a jurisdiction-by-jurisdiction
basis, will not be realized. The financial effect of changes in tax laws or rates is accounted for in the period of enactment.
From time to time, the Company engages in transactions in which the tax consequences may be subject to uncertainty and judgment is required in assessing and estimating the tax consequences of these transactions. In determining the Company’s tax provision for financial reporting purposes, the Company establishes a reserve for uncertain tax positions unless such positions are determined to be more likely than not of being sustained upon examination, based on their technical merits. The Company’s policy is to recognize interest and/or penalties related to income tax matters in income tax expense.

Net Income (Loss) Per Share	Basic net income (loss) per share is calculated based on the weighted average common shares outstanding for the period.
Net Loss Per Share
Basic net loss per share is calculated based on the weighted average common shares outstanding for the period. Basic and diluted net loss per share for the years ended March 31, 2024, 2023 and 2022 is presented below:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions, except per share amounts)
Basic and Diluted Net Loss Per Common Share:
Numerator:
Net loss attributable to Lions Gate Entertainment Corp. shareholders	$(1,102.9)	$(2,010.2)	$(188.2)
Accretion of redeemable noncontrolling interest	(11.9)	—	—

Net loss attributable to Lions Gate Entertainment Corp. shareholders after accretion of redeemable noncontrolling interest	$(1,114.8)	$(2,010.2)	$(188.2)

Denominator:
Weighted average common shares outstanding	233.6	227.9	224.1

Basic and diluted net loss per common share	$(4.77)	$(8.82)	$(0.84)

As a result of the net loss in the fiscal years ended March 31, 2024, 2023 and 2022, the dilutive effect of the share purchase options, restricted share units (“RSUs”) and restricted stock, and contingently issuable shares were considered anti-dilutive and, therefore, excluded from diluted net loss per share. The weighted average anti-dilutive shares excluded from the calculation due to the net loss for the fiscal years ended March 31, 2024, 2023 and 2022 totaled 2.9 million, 2.9 million and 5.3 million, respectively.
Additionally, for the years ended March 31, 2024, 2023 and 2022, the outstanding common shares issuable presented below were excluded from diluted net loss per common share because their inclusion would have had an anti-dilutive effect regardless of net income or loss in the period.

	Year Ended
	March 31,
	2024	2023	2022
	(Amounts in millions)
Anti-dilutive shares issuable
Share purchase options	17.1	23.0	16.0
Restricted share units	1.9	2.2	0.4
Other issuable shares	4.2	3.5	2.2

Total weighted average anti-dilutive shares issuable excluded from diluted net loss per common share	23.2	28.7	18.6

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Segment Reporting:
In November 2023, the Financial Accounting Standards Board (“FASB”) issued guidance which expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. This guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, and therefore will be effective beginning with the Company’s financial statements issued for the fiscal year ending March 31, 2025 and subsequent interim periods, with early adoption permitted. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements and disclosures.
Income Taxes:
In December 2023, the FASB issued guidance which expands income tax disclosures by requiring public business entities, on an annual basis, to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. Additionally, this guidance requires all entities disaggregate disclosures by jurisdiction on the amount of income taxes paid (net of refunds received), income or loss from continuing operations before income tax expense (or benefit) and income tax expense (or benefit) from continuing operations. This guidance is effective for fiscal years beginning after December 15, 2024, and therefore will be effective beginning with the Company’s financial statements issued for the fiscal year ending March 31, 2026 with early adoption permitted. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements and disclosures.
Income Statement:
In November 2024, the FASB issued guidance requiring public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. This guidance is effective for fiscal years beginning after December 15, 2026, and therefore will be effective beginning with the Company’s financial statements issued for the fiscal year ending March 31, 2028 and interim reporting periods beginning in fiscal 2029, with early adoption permitted. The disclosures required under the guidance can be applied either prospectively to financial statements issued for reporting periods after the effective date or retrospectively to any or all periods presented in the financial statements. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements and disclosures.

Recent Accounting Pronouncements
Segment Reporting:
In November 2023, the Financial Accounting Standards Board (“FASB”) issued guidance which expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. This guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, and therefore will be effective beginning with the Company’s financial statements issued for the fiscal year ending March 31, 2025 and subsequent interim periods, with early adoption permitted. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements and disclosures.
Income Taxes:
In December 2023, the FASB issued guidance which expands income tax disclosures by requiring public business entities, on an annual basis, to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. Additionally, this guidance requires all entities disaggregate disclosures on the amount of income taxes paid (net of refunds received), income or loss from continuing operations before income tax expense (or benefit) and income tax expense (or benefit) from continuing operations. This guidance is effective for fiscal years beginning after December 15, 2024, and therefore will be effective beginning with the Company’s financial statements issued for the fiscal year ending March 31, 2026, with early adoption permitted. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements and disclosures.

Description of Business
Description of Business
Lions Gate Entertainment Corp. (the “Company,” “Lionsgate,” “Lions Gate,” “we,” “us” or “our”) encompasses world-class motion picture and television studio operations aligned with the STARZ premium global subscription platform to bring a unique and varied portfolio of entertainment to consumers around the world. The Company’s film, television, subscription and location-based entertainment businesses are backed by a more than
20,000-title
library and a valuable collection of iconic film and television franchises.

Reclassifications			Reclassifications Certain amounts presented in prior years have been reclassified to conform to the current year’s presentation.
Property and Equipment, net
Property and Equipment, net
Property and equipment is carried at cost less accumulated depreciation. Depreciation is provided for on a straight line basis over the following useful lives:

Distribution equipment	3 - 7 years
Computer equipment and software	3 - 5 years
Furniture and equipment	5 - 7 years
Leasehold improvements	Lease term or the useful life, whichever is shorter
Land	Not depreciated

The Company periodically reviews and evaluates the recoverability of property and equipment. Where applicable, estimates of net future cash flows, on an undiscounted basis, are calculated based on future revenue estimates. If appropriate and where deemed necessary, a reduction in the carrying amount is recorded based on the difference between the carrying amount and the fair value based on discounted cash flows.

Leases
Leases
The Company determines if an arrangement is a lease at its inception. The expected term of the lease used for computing the lease liability and right-of-use
(“ROU”) asset and determining the classification of the lease as operating or financing may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The Company also elected to not separate lease components from non-lease
components across all lease categories. Instead, each separate lease component and non-lease
component are accounted for as a single lease component.
Operating Leases.
Operating lease ROU assets, representing the Company’s right to use the underlying asset for the lease term, are included in the “Other assets -
non-current”
line item in the Company’s consolidated balance sheets. Operating lease liabilities, representing the present value of the Company’s obligation to make payments over the lease term, are included in the “Other accrued liabilities” and “Other liabilities -
non-current”
line items in the Company’s consolidated balance sheets. The Company has entered into various short-term operating leases which have an initial term of 12 months or less. These short-term leases are not recorded on the Company’s consolidated balance sheets. Lease expense for operating leases is recognized on a straight-line basis over the lease term.
Finance Leases.
The Company did not have any finance leases during the years ended March 31, 2024, 2023 or 2022.
The present value of the lease payments is calculated using a rate implicit in the lease, when readily determinable. However, as most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate to determine the present value of the lease payments for the majority of its leases.
Variable lease payments that are based on an index or rate are included in the measurement of ROU assets and lease liabilities at lease inception. All other variable lease payments are expensed as incurred and are not included in the measurement of ROU assets and lease liabilities.

Investments
Investments
Investments include investments accounted for under the equity method of accounting, and equity investments with and without readily determinable fair value.
Equity Method Investments:
The Company uses the equity method of accounting for investments in companies in which it has a minority equity interest and the ability to exert significant influence over operating decisions of the companies. Significant influence is generally presumed to exist when the Company owns between 20% and 50% of the voting interests in the investee, holds substantial management rights or holds an interest of less than 20% in an investee that is a limited liability partnership or limited liability corporation that is treated as a flow-through entity.
Under the equity method of accounting, the Company’s share of the investee’s earnings (losses) are included in the “equity interests income (loss)” line item in the consolidated statements of operations. The

Company records its share of the net income or loss of most equity method investments on a one quarter lag and, accordingly, during the years ended March 31, 2024, 2023, and 2022, the Company recorded its share of the income or loss generated by these entities for the years ended December 31, 2023, 2022 and 2021, respectively.
Dividends and other distributions from equity method investees are recorded as a reduction of the Company’s investment. Distributions received up to the Company’s interest in the investee’s retained earnings are considered returns on investments and are classified within cash flows from operating activities in the consolidated statements of cash flows. Distributions from equity method investments in excess of the Company’s interest in the investee’s retained earnings are considered returns of investments and are classified within cash flows provided by investing activities in the statements of cash flows.
Other Equity Investments:
Investments in nonconsolidated affiliates in which the Company owns less than 20% of the voting common stock, or does not exercise significant influence over operating and financial policies, are recorded at fair value using quoted market prices if the investment has a readily determinable fair value. If an equity investment’s fair value is not readily determinable, the Company will recognize it at cost less any impairment, adjusted for observable price changes in orderly transactions in the investees’ securities that are identical or similar to the Company’s investments in the investee. The unrealized gains and losses and the adjustments related to the observable price changes are recognized in net income (loss).
Impairments of Investments:
The Company regularly reviews its investments for impairment, including when the carrying value of an investment exceeds its market value. If the Company determines that an investment has sustained an other-than-temporary decline in its value, the investment is written down to its fair value by a charge to earnings. Factors that are considered by the Company in determining whether an other-than-temporary decline in value has occurred include (i) the market value of the security in relation to its cost basis, (ii) the financial condition of the investee, and (iii) the Company’s intent and ability to retain the investment for a sufficient period of time to allow for recovery in the market value of the investment.
For investments accounted for using the equity method of accounting or equity investments without a readily determinable fair value, the Company evaluates information available (e.g., budgets, business plans, financial statements, etc.) in addition to quoted market prices, if any, in determining whether an other-than-temporary decline in value exists. Factors indicative of an other-than-temporary decline include recurring operating losses, credit defaults and subsequent rounds of financing at an amount below the cost basis of the Company’s investment.

Prints, Advertising and Marketing Expenses
Prints, Advertising and Marketing Expenses
The costs of prints, advertising and marketing expenses are expensed as incurred.
Certain of Starz’s affiliation agreements require Starz to provide marketing support to the distributor based upon certain criteria as stipulated in the agreements. Marketing support includes cooperative advertising and marketing efforts between Starz and its distributors such as cross channel, direct mail and point of sale incentives. Marketing support is recorded as an expense and not a reduction of revenue when Starz has received a direct benefit and the fair value of such benefit is determinable.
Advertising expenses for the year ended March 31, 2024 were $692.6 million (2023 - $610.7 million, 2022 - $662.4 million) which were recorded as distribution and marketing expenses.

Government Assistance
Government Assistance
The Company has access to government programs that are designed to promote film and television production and distribution in certain foreign countries. The Company also has access to similar programs in certain states within the U.S. that are designed to promote film and television production in those states.
Tax credits earned with respect to expenditures on qualifying film and television productions are recorded as a reduction to investment in films and television programs when the qualifying expenditures have been incurred provided that there is reasonable assurance that the credits will be realized (see Note 3 and Note 19).

Foreign Currency Translation
Foreign Currency Translation
Monetary assets and liabilities denominated in currencies other than the functional currency are translated at exchange rates in effect at the balance sheet date. Resulting unrealized and realized gains and losses are included in the consolidated statements of operations.
Foreign company assets and liabilities in foreign currencies are translated into U.S. dollars at the exchange rate in effect at the balance sheet date. Foreign company revenue and expense items are translated at the average rate of exchange for the fiscal year. Gains or losses arising on the translation of the accounts of foreign companies are included in accumulated other comprehensive income or loss, a separate component of shareholders’ equity.

Share-Based Compensation
Share-Based Compensation
The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of the award. The fair value is recognized in earnings over the period during which an employee is required to provide service. See Note 13 for further discussion of the Company’s share-based compensation.

Accounts Receivable
Accounts Receivable.
Payment terms vary by location and type of customer and the nature of the licensing arrangement. However, other than certain multi-year license arrangements; payments are generally due within 60 days after revenue is recognized. For certain multi-year licensing arrangements, primarily in the television, digital media, and international markets, payments may be due over a longer period. When the Company expects the period between fulfillment of its performance obligation and the receipt of payment to be greater than a year, a significant financing component is present. In these cases, such payments are discounted to present value based on a discount rate reflective of a separate financing transaction between the customer and the Company, at contract inception. The significant financing component is recorded as a reduction to revenue and accounts receivable initially, with such accounts receivable discount amortized to interest income over the period to receipt of payment. The Company does not assess contracts with deferred payments for significant financing components if, at contract inception, the Company expects the period between fulfillment of the performance obligation and subsequent payment to be one year or less.

Cash, Cash Equivalents and Restricted Cash			Cash and Cash Equivalents Cash and cash equivalents consist of cash deposits at financial institutions and investments in money market mutual funds.
Revenue Recognition
Significant Accounting Policies
Revenue Recognition
The Company’s Motion Picture and Television Production segments generate revenue principally from the licensing of content in domestic theatrical exhibition, home entertainment (e.g., digital media and packaged media), television, and international market places. The Company’s Media Networks segment generates revenue primarily from the distribution of the Company’s STARZ premium subscription video services.

Revenue is recognized upon transfer of control of promised services or goods to customers in an amount that reflects the consideration the Company expects to receive in exchange for those services or goods. Revenues do not include taxes collected from customers on behalf of taxing authorities such as sales tax and value-added tax.
In the ordinary course of business, the Company’s reportable segments enter into transactions with one another. The most common types of intersegment transactions include licensing motion pictures or television programming (including Starz original productions) from the Motion Picture and Television Production segments to the Media Networks segment. While intersegment transactions are treated like third-party transactions to determine segment performance, the revenues (and corresponding expenses, assets, or liabilities recognized by the segment that is the counterparty to the transaction) are eliminated in consolidation and, therefore, do not affect consolidated results.
Licensing Arrangements.
The Company’s content licensing arrangements include fixed fee and minimum guarantee arrangements, and sales or usage based royalties.
Fixed Fee or Minimum Guarantees:
The Company’s fixed fee or minimum guarantee licensing arrangements may, in some cases, include multiple titles, multiple license periods (windows) with a substantive period in between the windows, rights to exploitation in different media, or rights to exploitation in multiple territories, which may be considered distinct performance obligations. When these performance obligations are considered distinct, the fixed fee or minimum guarantee in the arrangement is allocated to the title, window, media right or territory as applicable, based on estimates of relative standalone selling prices. The amounts related to each performance obligation (i.e., title, window, media or territory) are recognized when the content has been delivered, and the window for the exploitation right in that territory has begun, which is the point in time at which the customer is able to begin to use and benefit from the content.
Sales or Usage Based Royalties:
Sales or usage based royalties represent amounts due to the Company based on the “sale” or “usage” of the Company’s content by the customer, and revenues are recognized at the later of when the subsequent sale or usage occurs, or the performance obligation to which some or all the sales or usage-based royalty has been allocated and has been satisfied (or partially satisfied). Generally, when the Company licenses completed content with standalone functionality (such as a movie, or television show), its performance obligation will be satisfied prior to the sale or usage. When the Company licenses intellectual property that does not have stand-alone functionality (e.g., brands, themes, logos, etc.), its performance obligation is generally satisfied in the same period as the sale or usage. The actual amounts due to the Company under these arrangements are generally not reported to the Company until after the close of the reporting period. The Company records revenue under these arrangements for the amounts due and not yet reported to the Company based on estimates of the sales or usage of these customers and pursuant to the terms of the contracts. Such estimates are based on information from the Company’s customers, historical experience with similar titles in that market or territory, the performance of the title in other markets, and/or data available in the industry.
Revenues by Market or Product Line.
The following describes the revenues generated by market or product line. Theatrical revenues are included in the Motion Picture segment; home entertainment, television, international and other revenues are applicable to both the Motion Picture and Television Production segments; Media Networks programming revenues are included in the Media Networks segment.

•
Theatrical.
Theatrical revenues are derived from the domestic theatrical release of motion pictures licensed to theatrical exhibitors on a picture-by-picture
basis (distributed by the Company directly in the United States and through a sub-distributor
in Canada). Revenue from the theatrical release of

feature films are treated as sales or usage- based royalties, are recognized as revenue starting at the exhibition date and are based on the Company’s participation in box office receipts of the theatrical exhibitor.

•	Home Entertainment. Home entertainment consists of Digital Media and Packaged Media.

○
Digital Media.
Digital media includes digital transaction revenue sharing arrangements
(pay-per-view
and
video-on-demand
platforms, electronic sell through (“EST”), and digital rental) and licenses of content to digital platforms for a fixed fee.

Digital Transaction Revenue Sharing Arrangements:
Primarily represents revenue sharing arrangements with certain digital media platforms which generally provide that, in exchange for a nominal or no upfront sales price, the Company shares in the rental or sales revenues generated by the platform on a title-by-title
basis. These digital media platforms generate revenue from rental and EST arrangements, such as download-to-own,
download-to-rent,
and
video-on-demand.
These revenue sharing arrangements are recognized as sales or usage based royalties based on the performance of these platforms and pursuant to the terms of the contract, as discussed above.
Licenses of Content to Digital Platforms:
Primarily represents the licensing of content to
subscription-video-on-demand
(“SVOD”) or other digital platforms for a fixed fee. As discussed above, revenues are recognized when the content has been delivered and the window for the exploitation right in that territory has begun.

○
Packaged Media.
Packaged media revenues represent the sale of motion pictures and television shows (produced or acquired) on physical discs (DVD’s,
Blu-ray,
4K Ultra HD, referred to as “Packaged Media”) in the retail market. Revenues are recognized, net of an allowance for estimated returns and other allowances, on the later of receipt by the customer or “street date” (when it is available for sale by the customer).

•
Television.
Television revenues are derived from the licensing to domestic markets (linear pay, basic cable, free television markets, syndication) of motion pictures (including theatrical productions and acquired films) and scripted and unscripted television series, television movies, mini-series, and non-fiction
programming. Television revenues include fixed fee arrangements as well as arrangements in which the Company earns advertising revenue from the exploitation of certain content on television networks. Television also includes revenue from licenses to SVOD platforms in which the initial license of a television series is to an SVOD platform or the traditional pay window for a motion picture is licensed to an SVOD platform. Revenues associated with a title, right, or window from television licensing arrangements are recognized when the feature film or television program is delivered (on an episodic basis for television product) and the window for the exploitation right has begun.

•
International.
International revenues are derived from (1) licensing of the Company’s productions, acquired films, catalog product and libraries of acquired titles to international distributors, on a territory-by-territory
basis; (2) the direct distribution of the Company’s productions, acquired films, and the Company’s catalog product and libraries of acquired titles in the United Kingdom; and (3) licensing to international markets of scripted and unscripted series, television movies, mini-series and non-fiction
programming. License fees and minimum guarantee amounts associated with title, window, media or territory, are recognized when access to the feature film or television program has been granted or delivery has occurred, as required under the contract, and the right to exploit the feature film or television program in that window, media or territory has commenced. Revenues are also generated from sales or usage based royalties received from international distributors based on their distribution performance pursuant to the terms of the contracts after the recoupment of certain costs in some cases, and the initial minimum guarantee, if any, and are recognized when the sale by the Company’s customer generating a royalty due to the Company has occurred.

•
Other.
Other revenues are derived from the licensing of the Company’s film and television and related content (games, music, location-based entertainment royalties, etc.) to other ancillary markets and from commissions and executive producer fees earned related to talent management.

Revenues from the licensing of film and television content and the sales and licensing of music are recognized when the content has been delivered and the license period has begun, as discussed above. Revenues from the licensing of symbolic intellectual property (i.e., licenses of motion pictures or television characters, brands, storylines, themes or logos) is recognized over the corresponding license term. Commissions are recognized as such services are provided.

•
Media Networks - Programming Revenues.
Media Networks’ revenues are primarily derived from the domestic distribution of the Company’s STARZ branded premium subscription video services through over-the-top
(“OTT”) streaming platforms and distributors, on a
direct-to-consumer
basis through the Starz App and through U.S. multichannel video programming distributors (“MVPDs”), including cable operators, satellite television providers, and telecommunications companies (collectively “Distributors”) (in the aggregate, the “Starz Domestic Platform”). Media Networks revenues also include revenue from LIONSGATE+, which represents international revenues primarily from the OTT distribution of the Company’s STARZ branded premium subscription video services outside the United States. The Starz Domestic platform together with the LIONSGATE+ platforms are referred to as the “Starz Platforms”.

Pursuant to the Company’s distribution agreements, revenues are primarily based on a fee based on the number of subscribers who receive the Company’s services or based on other factors (variable fee arrangements), or to a lesser extent, may be based on a monthly fixed fee or minimum guarantee, subject to nominal annual escalations. The Company also generates revenue through the distribution of its SVOD service directly to consumers through the Starz App.
The variable distribution fee arrangements represent sales or usage based royalties, which are recognized over the period of such sales or usage by the Company’s distributor, which is the same period that the content is provided to the distributor. Estimates of revenue generated, but not yet reported to the Company by its distribution partners, are made based on an estimated number of subscribers using historical trends and recent reporting. Other fixed fee or minimum guarantee programming revenue is recognized over the contract term based on the continuous delivery of the content to the distributor. Subscribers through the Starz App are billed in advance of the start of their monthly or annual membership and revenues are recognized ratably over each applicable membership period.
Deferred Revenue.
Deferred revenue relates primarily to customer cash advances or deposits received prior to when the Company satisfies the corresponding performance obligation.
Deferred revenue also relates to customer payments are made in advance of when the Company fulfills its performance obligation and recognizes revenue. This primarily occurs under television production contracts, in which payments may be received as the production progresses, international motion picture contracts, where a portion of the payments are received prior to the completion of the movie and prior to license rights start dates, and pay television contracts with multiple windows with a portion of the revenues deferred until the subsequent exploitation windows commence. These arrangements do not contain significant financing components because the reason for the payment structure is not for the provision of financing to the Company, but rather to mitigate the Company’s risk of customer non-performance
and incentivize the customer to exploit the Company’s content.

Goodwill and Indefinite-Lived Intangible Assets
Goodwill and Indefinite-Lived Intangible Assets
At March 31, 2024, the carrying value of goodwill and indefinite-lived intangible assets was $811.2 million and nil, respectively, net of impairment charges recorded and reflecting the reassessment of the estimated useful life of the Company’s indefinite-lived intangible assets in the second quarter of fiscal 2024, as further discussed below. Through September 30, 2023, the Company’s indefinite-lived intangible assets consisted of trade names representing the estimated fair value of the Starz brand name determined in connection with the acquisition of Starz as of December 8, 2016 (see further discussion under
Indefinite-Lived Intangibles Other Than Goodwill Impairment Assessment
below). Goodwill is allocated to the Company’s reporting units, which are its operating segments or one level below its operating segments (component level). Reporting units are determined by the discrete financial information available for the component and whether that information is regularly reviewed by segment management. Components are aggregated into a single reporting unit if they share similar economic characteristics. Our reporting units for purposes of goodwill impairment testing at March 31, 2024 were Motion Picture, Media Networks, and our Television and Talent Management businesses, both of which are part of our Television Production segment.

Goodwill and indefinite-lived intangible assets are not amortized, but are reviewed for impairment each fiscal year or between the annual tests if an event occurs or circumstances change that indicates it is more-likely-than-not
that the fair value of a reporting unit or indefinite-lived intangible asset is less than its carrying value. The Company performs its annual impairment test as of January 1 in each fiscal year. A goodwill or indefinite-lived intangible asset impairment loss would be recognized for the amount that the carrying amount of a reporting unit, including goodwill or an indefinite-lived intangible asset, exceeds its fair value. An entity may perform a qualitative assessment of the likelihood of the existence of a goodwill or indefinite-lived intangible asset impairment. The qualitative assessment is an evaluation, based on all identified events and circumstances which impact the fair value of the reporting unit or indefinite-lived intangible asset, of whether or not it is more-likely-than-not
that the fair value is less than the carrying value of the reporting unit or indefinite-lived intangible asset. If the Company believes that as a result of its qualitative assessment it is more likely than not that the fair value of a reporting unit or indefinite-lived intangible asset is greater than its carrying amount, a quantitative impairment test is not required but may be performed at the option of the Company.
A quantitative assessment requires determining the fair value of our reporting units or indefinite-lived intangible assets. The determination of the fair value of each reporting unit or indefinite-lived intangible asset utilizes discounted cash flows (“DCF”) analyses and market-based valuation methodologies, which represent Level 3 fair value measurements. Fair value determinations require considerable judgment and requires assumptions and estimates of many factors, including revenue and market growth, operating margins and cash flows, market multiples and discount rates, and are sensitive to changes in these underlying assumptions and factors.
Goodwill Impairment Assessments:
Fiscal 2024.
In the second quarter of fiscal 2024, due to the continuing difficult macro and microeconomic conditions, industry trends, and their impact on the performance and projected cash flows of the Media Networks segment, including its growth in subscribers and revenue worldwide, and the expanded restructuring activities discussed in Note 15, along with recent market valuation multiples, the Company updated its quantitative impairment assessment for its Media Networks reporting unit goodwill based on the most recent data and expected growth trends. In performing its quantitative impairment assessment, the fair value of the Company’s reporting units was estimated by using a combination of discounted cash flow (“DCF”) analyses and market-based valuation methodologies. Based on its quantitative impairment assessment, the Company determined that the fair value of our Media Networks reporting unit which was previously disclosed as a reporting unit “at risk” of impairment, was less than its carrying value (after the impairment write-down of its indefinite-lived intangible assets discussed below). The analysis resulted in a goodwill impairment charge of $493.9 million in the second quarter of fiscal 2024, representing all of the remaining Media Networks reporting unit goodwill, which is recorded in the “goodwill and intangible asset impairment” line item in the consolidated statement of operations.
For the Company’s annual goodwill impairment test for fiscal 2024, the Company performed qualitative goodwill impairment assessments for all our other reporting units (Motion Picture, and our Television and Talent Management businesses, both of which are part of our Television Production segment). Our qualitative assessment considered the market price of the Company’s common shares, the recent performance of these reporting units, and updated forecasts of performance and cash flows, as well as the current micro and macroeconomic environments in relation to the current and expected performance of these reporting units, and industry considerations, and determined that since the date of the most recent quantitative assessment performed over these reporting units, there were no events or circumstances that rise to a level that would more-likely-than-not
reduce the fair value of those reporting units below their carrying values; therefore, a quantitative goodwill impairment analysis was not required for these reporting units. See Note 6 for further information.

Fiscal 2023.
In the second quarter of fiscal 2023, the Company updated its quantitative impairment assessment for all of its reporting units using a combination of DCF analyses and market-based valuation methodologies to estimate the fair value of the Company’s reporting units, and determined that the fair value of its reporting units exceeded the carrying values for all of its reporting units, except the Media Networks reporting unit which had been previously disclosed as a reporting unit “at risk” of impairment. The analysis resulted in a goodwill impairment charge of $1.475 billion in the second quarter of fiscal 2023, related to the Company’s Media Networks reporting unit goodwill, which is recorded in the “goodwill and intangible asset impairment” line item in the consolidated statement of operations. Since the impairment charge reduced the carrying value of the Media Networks reporting unit to its fair value, at September 30, 2022 the fair value and carrying value of the Media Networks reporting unit were equal and thus it continued to be considered “at risk” of impairment.
Management will continue to monitor all of its reporting units for changes in the business environment that could impact the recoverability of goodwill in future periods. The recoverability of goodwill is dependent upon the continued growth of revenue and cash flows from the Company’s business activities. Examples of events or circumstances that could result in changes to the underlying key assumptions and judgments used in our goodwill impairment tests, and ultimately impact the estimated fair value of the Company’s reporting units may include the global economy; consumer consumption levels of the Company’s content; adverse macroeconomic conditions related to higher inflation and interest rates and currency rate fluctuations, and the impact on the global economy from wars, terrorism and multiple international conflicts, and future bank failures; volatility in the equity and debt markets which could result in higher weighted-average cost of capital; capital market transactions; the duration and potential impact of strikes of unions on our ability to produce, acquire and distribute our content; the commercial success of the Company’s television programming and motion pictures; the Company’s continual contractual relationships with its customers; and changes in consumer behavior. While historical performance and current expectations have resulted in fair values of our reporting units in excess of carrying values, if our assumptions are not realized, it is possible that an impairment charge may need to be recorded in the future.
Indefinite-Lived Intangibles Other Than Goodwill Impairment Assessment:
Through September 30, 2023, the Company’s indefinite-lived intangible assets consisted of trade names representing the estimated fair value of the Starz brand name determined in connection with the acquisition of Starz as of December 8, 2016, amounting to $250.0 million related to the Media Networks reporting unit before the impairment charge recorded in the second quarter of fiscal 2024 discussed below.
During the second quarter of fiscal 2024, due to the events and their impact discussed above related to our Media Networks reporting unit, we performed a quantitative impairment assessment of our indefinite-lived trade names. The fair value of the Company’s indefinite-lived trade names was estimated based on the present value of the hypothetical cost savings that could be realized by the owner of the trade names as a result of not having to pay a stream of royalty payments to another party. These cost savings were calculated based on a DCF analysis of the hypothetical royalty payment that a licensee would be required to pay in exchange for use of the trade names, reduced by the tax effect realized by the licensee on the royalty payments. Based on the quantitative impairment assessment of our trade names, we recorded an impairment charge of $170.0 million in the second quarter of fiscal 2024 related to the Company’s Starz business, which was recorded in the “goodwill and intangible asset impairment” line item in the consolidated statement of operations.
After the Company performed its quantitative impairment assessment, during the second quarter ended September 30, 2023, the Company then reassessed the estimated useful life of the trade names with a remaining carrying value of $80.0 million, net of the impairment charge discussed above. The Company concluded that based upon the most recent factors, including current macro and microeconomic conditions, market competition and historical Company and industry trends, the trade names now have a finite estimated remaining useful life of 10 years. Accordingly, beginning October 1, 2023, the trade names are being accounted for as finite-lived intangible assets and amortized over their estimated remaining useful life. This resulted in an increase to amortization expense of $4.0 million for the fiscal year ended March 31, 2024 with a corresponding reduction of income before income taxes, net loss, and net loss attributable to Lions Gate Entertainment Corp. shareholders. This resulted in an increase to basic and diluted net loss per share for the fiscal year ended March 31, 2024 by $0.02 per share. There was no tax benefit from the change due to changes in the Company’s valuation allowance on deferred taxes.
As of March 31, 2024, the Company did not have any indefinite-lived intangible assets.

Investment in Films and Television Programs and Licensed Program Rights
Investment in Films and Television Programs and Licensed Program Rights
Investment in Films and Television Programs:
General.
Investment in films and television programs includes the unamortized costs of films and television programs, a portion of which are monetized individually (i.e., through domestic theatrical, home entertainment, television, international or other ancillary-market distribution), and a portion of which are monetized as part of a film group (i.e., primarily content internally produced by our Television Production segment for our Media Networks segment).
Recording Cost.
Costs of acquiring and producing films and television programs and of acquired libraries are capitalized when incurred. For films and television programs produced by the Company, capitalized costs include all direct production and financing costs, capitalized interest and production overhead. For the years ended March 31, 2024, 2023, and 2022, total capitalized interest was $21.0 million, $28.1 million, and $12.8 million, respectively. For acquired films and television programs, capitalized costs consist of minimum guarantee payments to acquire the distribution rights.
Amortization.
Costs of acquiring and producing films and television programs and of acquired libraries that are monetized individually are amortized using the individual-film-forecast method, whereby these costs are amortized and participations and residuals costs are accrued in the proportion that current year’s revenue bears to management’s estimate of ultimate revenue at the beginning of the current year expected to be recognized from the exploitation, exhibition or sale of the films or television programs.

For investment in films and television programs monetized as a group, see further discussion below under
Licensed Program Rights
for a description of amortization of costs monetized as a group.
Ultimate Revenue.
Ultimate revenue includes estimates over a period not to exceed ten years following the date of initial release of the motion picture. For an episodic television series, the period over which ultimate revenues are estimated cannot exceed ten years following the date of delivery of the first episode, or, if still in production, five years from the date of delivery of the most recent episode, if later. For titles included in acquired libraries, ultimate revenue includes estimates over a period not to exceed twenty years following the date of acquisition.
Development.
Films and television programs in development include costs of acquiring film rights to books, stage plays or original screenplays and costs to adapt such projects. Such costs are capitalized and, upon commencement of production, are transferred to production costs. Projects in development are written off at the earlier of the date they are determined not to be recoverable or when abandoned, or three years from the date of the initial investment unless the fair value of the project exceeds its carrying cost.
Licensed Program Rights:
General.
Licensed program rights include content licensed from third parties that is monetized as part of a film group for distribution on Media Networks distribution platforms. Licensed content is comprised of films or series that have been previously produced by third parties and the Company retains specified airing rights over a contractual term. Program licenses typically have fixed terms and require payments during the term of the license.
Recording Cost.
The cost of licensed content is capitalized when the cost is known or reasonably determinable, the license period for programs has commenced, the program materials have been accepted by the Company in accordance with the license agreements, and the programs are available for the first showing. Licensed programming rights may include rights to more than one exploitation window under the Company’s output and library agreements. For films with multiple windows, the license fee is allocated between the windows based upon the proportionate estimated fair value of each window which generally results in the majority of the cost allocated to the first window on newer releases.
Certain license agreements and productions may include additional ancillary rights in addition to the rights for exploitation on the Starz Platforms. A portion of the cost of these licenses and the cost of produced content, is allocated between the programming rights for exploitation on the Starz Platforms and investment in film and television programs for exploitation outside of the Starz Platforms in ancillary markets (e.g., home entertainment, digital platforms, television, etc.) based on the relative fair value of those markets. The estimates of fair value for the allocation between windows of exploitation on the Starz Platforms and ancillary markets is based on historical experience of the values of similar titles licensed in subsequent windows and estimates of future revenues in ancillary markets.
Amortization.
The cost of licensed program rights for films and television programs (including original series) are generally amortized on a title-by-title
or
episode-by-episode
basis using an accelerated or straight-line method based on the expected and historical viewership patterns or the current and anticipated number of exhibitions over the license period or estimated life for owned or produced programs. The number of exhibitions is estimated based on the number of exhibitions allowed in the agreement (if specified) and the expected usage of the content. Participations and residuals are expensed in line with the amortization of production costs.
Changes in management’s estimate of the anticipated exhibitions and viewership patterns of films and original series on our platforms could result in the earlier recognition of our programming costs than anticipated.

Impairment Assessment for Investment in Films and Television Programs and Licensed Program Rights:
General.
A film group or individual film or television program is evaluated for impairment when an event or change in circumstances indicates that the fair value of an individual film or film group is less than its unamortized cost. A film group represents the unit of account for impairment testing for a film or license agreement for program material when the film or license agreement is expected to be predominantly monetized with other films and/or license agreements instead of being predominantly monetized on its own. A film group is defined as the lowest level at which identifiable cash flows are largely independent of the cash flows of other films and/or license agreements.
Content Monetized Individually.
For content that is predominantly monetized individually (primarily investment in film and television programs related to the Motion Picture and Television Production segments), whenever events or changes in circumstances indicate that the fair value of the individual film may be less than its unamortized costs, the unamortized costs of the individual film are compared to the estimated fair value of the individual film. The fair value is determined based on a discounted cash flow analysis of the cash flows directly attributable to the title. To the extent the unamortized costs exceed the fair value, an impairment charge is recorded for the excess.
Content Monetized as a Group.
For content that is predominantly monetized as a group (primarily licensed program rights in the Media Networks segment and internally produced programming, as discussed above), whenever events or changes in circumstances indicate that the fair value of the film group may be less than its unamortized costs, the aggregate unamortized costs of the group are compared to the present value of the discounted cash flows of the group using the lowest level for which identifiable cash flows are independent of other produced and licensed content. The Company’s film groups are generally aligned with the Company’s networks and digital content offerings domestically (i.e, Starz Networks) and internationally by territory or groups of territories, where content assets are shared across the various territories. If the unamortized costs of the film group exceed the present value of discounted cash flows, an impairment charge is recorded for the excess and allocated to individual titles based on the relative carrying value of each title in the group. Content removed from the service and abandoned is written down to its fair value, if any, determined using a discounted cash flow approach.
Valuation Assumptions.
The discounted cash flow analysis includes cash flows estimates of ultimate revenue and costs as well as a discount rate (a Level 3 fair value measurement, see Note 10). The discount rate utilized in the discounted cash flow analysis is based on the weighted average cost of capital of the Company plus a risk premium representing the risk associated with producing a particular film or television program or film group. Estimates of future revenue involve measurement uncertainty and it is therefore possible that reductions in the carrying value of investment in films and television programs may be required as a consequence of changes in management’s future revenue estimates.

Finite-Lived Intangible Assets
Finite-Lived Intangible Assets
At March 31, 2024, the carrying value of the Company’s finite-lived intangible assets was $991.8 million. The Company’s finite-lived intangible assets primarily relate to customer relationships associated with U.S. MVPDs, including cable operators, satellite television providers and telecommunications companies (“Traditional Affiliate”), which amounted to $909.1 million. The amount of the Company’s customer relationship asset related to these Traditional Affiliate relationships reflects the estimated fair value of these customer relationships determined in connection with the acquisition of Starz on December 8, 2016, net of amortization recorded since the date of the Starz acquisition. Beginning October 1, 2023, our finite-lived intangible assets also include the trade names previously accounted for as indefinite-lived intangible assets as discussed above.
Identifiable intangible assets with finite lives are amortized to depreciation and amortization expense over their estimated useful lives, ranging from 5 to 16 years. The Starz Traditional Affiliate customer relationship intangible asset is amortized in the proportion that current period revenues bear to management’s estimate of future revenue over the remaining estimated useful life of the asset, which results in greater amortization in the earlier years of the estimated useful life of the asset than the latter years.
Amortizable intangible assets are tested for impairment whenever events or changes in circumstances (triggering events) indicate that the carrying amount of the asset may not be recoverable. If a triggering event has occurred, an impairment analysis is required. The impairment test first requires a comparison of undiscounted future cash flows expected to be generated over the remaining useful life of an asset to the carrying value of the asset. The impairment test is performed at the lowest level of cash flows associated with the asset. If the carrying value of the asset exceeds the undiscounted future cash flows, the asset would not be deemed to be recoverable. Impairment would then be measured as the excess of the asset’s carrying value over its fair value.
The Company monitors its finite-lived intangible assets and changes in the underlying circumstances each reporting period for indicators of possible impairments or a change in the useful life or method of amortization of our finite-lived intangible assets. For fiscal 2023 and fiscal 2024, due to changes in the industry related to the migration from linear to OTT and direct-to-consumer
consumption, and continuing difficult macro and microeconomic conditions, we performed an impairment analysis of our amortizable intangible assets. The impairment analysis requires a comparison of undiscounted future cash flows expected to be generated over the useful life of an asset to the carrying value of the asset. Based on our impairment analysis, the estimated undiscounted cash flows exceeded the carrying amount of the assets and therefore no impairment charge was required.

Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
Derivative financial instruments are used by the Company in the management of its foreign currency and interest rate exposures. The Company’s policy is not to use derivative financial instruments for trading or speculative purposes.
The Company uses derivative financial instruments to hedge its exposures to foreign currency exchange rate and interest rate risks. All derivative financial instruments are recorded at fair value in the consolidated balance sheets (see Note 10). The effective changes in fair values of derivatives designated as cash flow hedges are recorded in accumulated other comprehensive income or loss and included in unrealized gains (losses) on cash flow hedges until the underlying hedged item is recognized in earnings. The effective changes in the fair values of derivatives designated as cash flow hedges are reclassified from accumulated other comprehensive income or loss to net income or net loss when the underlying hedged item is recognized in earnings. If the derivative is not designated as a hedge, changes in the fair value of the derivative are recognized in earnings. See Note 18 for further discussion of the Company’s derivative financial instruments.

Transfers of Financial Assets
Transfers of Financial Assets
The Company enters into arrangements to sell certain financial assets (i.e., monetize its trade accounts receivables). For a transfer of financial assets to be considered a sale, the asset must be legally isolated from the Company and the purchaser must have control of the asset. Determining whether all the requirements have been met includes an evaluation of legal considerations, the extent of the Company’s continuing involvement with the assets transferred and any other relevant considerations. When the true sales criteria are met, the Company derecognizes the carrying value of the financial asset transferred and recognizes a net gain or loss on the sale. The proceeds from these arrangements with third party purchasers are reflected as cash provided by operating activities in the consolidated statements of cash flows. If the sales criteria are not met, the transfer is considered a secured borrowing and the financial asset remains on the consolidated balance sheets with proceeds from the sale recognized as debt and recorded as cash flows from financing activities in the consolidated statements of cash flows. See Note 19 for discussion of the Company’s accounts receivable monetization.

Entertainment One Film And Television Business [Member]
Description Of Business
Description of Business
The accompanying Condensed Combined Financial Statements include the accounts of operations
that comprise the Entertainment One (“eOne”) Film and Television operations of Hasbro, Inc. (“Hasbro” or the “Parent”) (the “Company”). The eOne Film and Television business produces scripted and unscripted television and motion pictures with global distribution and an extensive film and television library. To the extent that an asset, liability, revenue, or expense is directly associated with the Company, it is reflected in the accompanying Condensed Combined Financial Statements.
On August 3, 2023, Hasbro and certain of its wholly and majority owned subsidiaries entered into a definitive agreement (the “Purchase Agreement”) to sell the Company’s film and television business to Lionsgate (the “Purchaser” or “Lionsgate”) for approximately $500,000 thousand (the “Transaction”). Upon consummation of the Transaction, the historical operations of the Company will be transferred to the Purchaser, and Hasbro and the Purchaser will enter into various commercial agreements designed to continue to serve their respective customers. The sale will include employees, a content library of nearly 6,500 titles, active productions for non-Hasbro
owned IP and the eOne unscripted business, which will include rights for certain Hasbro-based shows.
The business does not include Hasbro’s Allspark operations, nor any active productions for Hasbro-owned IP such as Dungeons & Dragons. Consequently, these assets are not included in the accompanying Condensed Combined Financial Statements of the Company.
The accompanying Condensed Combined Financial Statements reflect the pushdown of acquisition accounting for the assets and liabilities which were directly attributable to the Company, and which existed as of the Lionsgate acquisition.

Basis of Presentation
Basis Of Presentation
The Condensed Combined Financial Statements represent the operations of the Company and have been prepared on a
“carve-out”
basis. The Condensed Combined Financial Statements have been derived from Hasbro’s Consolidated Financial Statements and accounting records, and reflect the Condensed Combined Statements of Operations, Statements of Comprehensive Earnings, Balance Sheets, Cash Flows and Equity in accordance with accounting principles generally accepted in the United States (“GAAP”).
Hasbro provides certain corporate functions to the Company and costs associated with these provided services have been allocated to the Company. These allocations include treasury functions, tax services and employment legal functions. The costs of such services have been allocated to the Company based on an allocation metric which best represents the Company’s portion of corporate expenses incurred, primarily using the relative percentage of operating income. Management believes such allocations to be reasonable; however, they may not be indicative of the actual expenses that would have been incurred had the Company been operating as an independent company for the period presented. The cost allocations for these items are included in in “General and administration” in the Condensed Combined Statement of Operations. The total amounts of these cost allocations were approximately $299 thousand and $100 thousand for the nine months ended October 1, 2023 and September 25, 2022, respectively. See note 15.
Hasbro maintains a number of share-based compensation programs at a corporate level. The Company’s employees participate in those programs, and as such, the Company was charged a portion of the expenses associated with these programs. The Company was directly attributed share-based compensation expenses of $8,223 thousand and $3,019 thousand for the nine months ended October 1, 2023 and September 25, 2022, respectively. The charges are included in “General and administration” in the Condensed Combined Statements of Operations.
Substantially all employees attributable to the Company are covered by defined contribution plans held by the Company, rather than Hasbro. These related expenses are all directly attributable to the Company and resulting liabilities are in Accrued liabilities in the Condensed Combined Balance Sheet.
“Net Parent Investment” represents Hasbro’s interest in the net assets of the Company. The net parent investment balance represents the cumulative net investment by Hasbro in the Company through the periods presented, including any prior net earnings (loss) or comprehensive earnings (loss) attributed to the Company. Certain transactions between the Company, including allocated expenses, are also included in and reflected as a change in the Company’s net parent investment in the Condensed Combined Balance Sheets.
The Company frequently engages in various activities with Hasbro, resulting in accounts receivable and accounts payable positions. These balances do not settle in cash and have been eliminated through Net Parent Investment for the periods presented. Additionally, intercompany transactions within the Film and Television business have been eliminated for the periods presented.
The Condensed Combined Financial Statements may not be indicative of future performance and do not necessarily reflect the Condensed Combined Statements of Operations, Balance Sheets, and Statement of Cash Flows had the Company operated as an independent business from Hasbro during the periods presented.
Preparation of Condensed Combined Financial Statements
The preparation of the Condensed Combined Financial Statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the Condensed Combined Financial Statements and notes thereto. Actual results could differ from those estimates.
The nine-month periods ended October 1, 2023 and September 25, 2022 were
40-week
and
39-week
periods, respectively. The results of operations for the nine months ended October 1, 2023 are not necessarily indicative of results to be expected for the full year 2023, nor were those of the comparable 2022 period representative of those actually experienced for the full year 2022.
The Condensed Combined Financial Statements may not be indicative of future performance and do not necessarily reflect the Condensed Combined Statement of Operations, Balance Sheet, and Statement of Cash Flows would have been had the Company operated as an independent business from Hasbro during the periods presented. To the extent that an asset, liability, revenue, or expense is directly associated with the Company, it is reflected in the accompanying Condensed Combined Financial Statements.

Impairment of reporting unit
Impairment of Reporting Unit
During the second quarter of 2023, the Company determined that a triggering event occurred following a downward revision of the Company’s financial forecast, driven by challenging industry conditions that included the strike by the Writers Guild of America. As a result, the Company performed a quantitative impairment test and determined that the Company’s reporting unit was impaired. During the second quarter of 2023, the Company recorded pre-tax
non-cash
impairment charges of $296,167 thousand as the carrying value of the reporting unit exceeded its expected fair value, as determined using a discounted cash flow model which is primarily based on management’s future revenue and cost estimates. These impairment charges consisted of a $231,000 thousand goodwill impairment charge associated with goodwill and a $65,167 thousand intangible asset impairment charge related to the Company’s definite-lived intangible eOne Trade Name, recorded in Impairment of goodwill and trade name, within the Consolidated Statements of Operations for the nine months ended October 1, 2023.
Income Taxes
Income Taxes
For purposes of the Combined Financial Statements, income tax expense and deferred tax balances have been computed as if the Company filed income tax returns on a separate return basis from Hasbro. As a carve-out
entity, deferred taxes and effective tax rate may differ from those in the historical periods.
The Company uses the asset and liability approach for financial accounting and reporting of income taxes. Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred taxes are measured using rates expected to apply to taxable income in years in which those temporary differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.
The Company recognizes deferred tax assets to the extent it believes that these assets are more likely than not to be realized. In making such a determination, all available positive and negative evidence is considered, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning
strategies, and results of recent operations. The assumptions utilized in determining future taxable income require significant judgment and are consistent with the plans and estimates used to manage the underlying businesses. Actual operating results in future years could differ from current assumptions, judgments and estimates. A valuation allowance is recorded to reduce deferred tax assets to the net amount believed to be more likely than not to be realized. As of December 25, 2022, the valuation allowance of $267,106 thousand was primarily related to net operating losses. If it is determined that our deferred tax assets will be realizable in the future in excess of their net recorded amount, an adjustment would be made to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.
The Company uses a
two-step
process for the measurement of uncertain tax positions that have been taken or are expected to be taken in a tax return. The first step is a determination of whether the tax position should be recognized in the Combined Financial Statements. The second step determines the measurement of the tax position. The Company records potential interest and penalties on uncertain tax positions as a component of income tax expense.

Financial Instruments
Financial Instruments
The Company’s financial instruments include cash and cash equivalents, accounts receivable, short-term borrowings, accounts payable and certain accrued liabilities. At December 25, 2022, the carrying cost of these instruments approximated their fair value. The Company’s financial instruments at December 25, 2022 also include long-term borrowings (see Note 11 for carrying cost and related fair values) as well as certain assets and liabilities measured at fair value (see Notes 11 and 15).

Description of Business
Description of Business
The accompanying Condensed Combined Financial Statements include the accounts of operations
that comprise the Entertainment One (“eOne”) Film and Television operations of Hasbro, Inc. (“Hasbro” or the “Parent”) (the “Company”). The eOne Film and Television business produces scripted and unscripted television and motion pictures with global distribution and an extensive film and television library. To the extent that an asset, liability, revenue, or expense is directly associated with the Company, it is reflected in the accompanying Condensed Combined Financial Statements.
On August 3, 2023, Hasbro and certain of its wholly and majority owned subsidiaries entered into a definitive agreement (the “Purchase Agreement”) to sell the Company’s film and television business to Lionsgate (the “Purchaser” or “Lionsgate”) for approximately $500,000 thousand (the “Transaction”). Upon consummation of the Transaction, the historical operations of the Company will be transferred to the Purchaser, and Hasbro and the Purchaser will enter into various commercial agreements designed to continue to serve their respective customers. The sale will include employees, a content library of nearly 6,500 titles, active productions for non-Hasbro
owned IP and the eOne unscripted business, which will include rights for certain Hasbro-based shows.
The business does not include Hasbro’s Allspark operations, nor any active productions for Hasbro-owned IP such as Dungeons & Dragons. Consequently, these assets are not included in the accompanying Condensed Combined Financial Statements of the Company.
The accompanying Condensed Combined Financial Statements reflect the pushdown of acquisition accounting for the assets and liabilities which were directly attributable to the Company, and which existed as of the Lionsgate acquisition.

Property and Equipment, net
Property, Plant and Equipment, Net
Property, plant, and equipment are stated at cost less accumulated depreciation. Depreciation is computed using accelerated and straight-line methods to depreciate the cost of property, plant, and equipment over their estimated useful lives. The principal lives, in years, used in determining depreciation rates of various assets are: buildings and improvements 15 to 25 and computer hardware and software 3 to 12. Depreciation expense is classified in the Combined Statements of Operations based on the nature of the property and equipment being depreciated.
Property, plant and equipment, net is reviewed for impairment whenever events or circumstances indicate the carrying value may not be recoverable. Recoverability is measured by a comparison of the carrying amount of the asset or related asset group to future undiscounted cash flows expected to be generated by the asset or asset group. If such assets are considered to be impaired, the impairment to be recognized would be measured by the amount by which the carrying value of the assets exceeds their fair value wherein the fair value is the appraised value. Furthermore, assets to be disposed of are carried at the lower of the net book value or their estimated fair value less disposal costs.

Foreign Currency Translation
Foreign Currency Translation
Foreign currency assets and liabilities are translated into U.S. dollars at period-end
exchange rates, and revenues, costs and expenses are translated at weighted average exchange rates during each reporting period. Net loss includes gains or losses resulting from foreign currency. Other gains and losses resulting from translation of financial statements are a component of other comprehensive earnings (loss).

Cash, Cash Equivalents and Restricted Cash
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents include all cash balances and highly liquid investments purchased with an initial maturity to the Company of three months or less. Under the Company’s production financing facilities, certain of the Company’s cash is restricted while the financing is outstanding. At December 25, 2022, $9,494 thousand of the Company’s cash was restricted by such facilities. See Production Financing below and Note 9 for further details. The Company’s cash is also restricted in connection with a historical catalog sale in which the Company sold a future economic interest in certain titles. As part of the sale, the Company agreed to settle a potential unfavorable tax payment of the buyer in relation to the purchased titles. At December 25, 2022, $4,106 thousand of the Company’s cash was restricted for this arrangement.

Preparation of Combined Financial Statements
Preparation of Combined Financial Statements
The preparation of the Combined Financial Statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the Combined Financial Statements and notes thereto. Actual results could differ from those estimates.

Fiscal Year
Fiscal Year
Entertainment One Film and Television Business’ fiscal year ends on the last Sunday in December. The fiscal years ended December 25, 2022 and December 26, 2021 were both fifty-two-week
periods.

Accounts Receivable and Allowance for Credit Losses
Accounts Receivable and Allowance for Credit Losses
Credit is granted to customers predominantly on an unsecured basis. Credit limits and payment terms are established based on extensive evaluations made on an ongoing basis throughout the fiscal year with regard to the financial performance, cash generation, financing availability and liquidity status of each customer. The majority of customers are formally reviewed at least annually; more frequent reviews are performed based on the customer’s financial condition and the level of credit being extended. The Company uses a variety of financial transactions, based on availability and cost, to increase the collectability of certain of its accounts, including letters of credit, credit insurance, and requiring cash in advance of delivery.
The Company records an allowance for credit losses for accounts receivable based on management’s expected credit losses. Management’s estimate of expected credit losses is based on its assessment of the business environment, customers’ financial condition, historical collection experience, accounts receivable aging and customer disputes.
Accounts receivable, net on the Combined Balance Sheets represents amounts due from customers less the allowance for credit losses as well as allowances for discounts.

Inventories
Inventories
Inventories are valued at the lower of cost
(first-in,
first-out)
or net realizable value. Based upon a consideration of quantities on hand and actual and projected sales volume, slow-moving and obsolete inventory is written down to its estimated net realizable value. At both December 25, 2022, and December 26, 2021, substantially all inventory is comprised of finished goods.

Noncontrolling Interests
Noncontrolling Interests
The financial results and position of the redeemable noncontrolling interests are included in their entirety in the Company’s Combined Statements of Operations and Combined Balance Sheets. The value of the redeemable noncontrolling interests is presented in the Combined Balance Sheets as temporary equity between liabilities and parent equity. During 2022, the Company redeemed all outstanding redeemable noncontrolling interest in Renegade Entertainment, LLC, the only entity for which the Company previously held redeemable noncontrolling interest. Earnings (losses) attributable to the redeemable noncontrolling interests are presented as a separate line on the Combined Statements of Operations which is necessary to identify those earnings (losses) specifically attributable to Hasbro.

Goodwill and Other Intangible Assets, Net
Goodwill and Other Intangible Assets, Net
Goodwill results from the original acquisition of eOne by Hasbro in 2019. Substantially all of the Company’s other intangible assets consist of the cost of exclusive content agreements and libraries. In establishing the value of such rights, the Company considers title ultimate revenue as well as historical collections to date, cash collection timing curves and other financial projections.

Goodwill was attributed based on the fair value of the historical goodwill recognized at the Hasbro acquisition date related to the eOne Film & TV business. There was no further goodwill from business acquisitions to be allocated to the Combined Financial Statements, nor were any impairments recognized.
Goodwill and intangible assets deemed to have indefinite lives are not amortized and are tested for impairment at least annually as of the third quarter of each year. The annual goodwill test begins with a qualitative assessment, where qualitative factors and their impact on critical inputs are assessed to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If the Company determines there is an indication of impairment in its reporting unit based on the qualitative assessment, it is required to perform a quantitative assessment.
The Company performed a qualitative assessment of goodwill in the fourth quarters of 2022 and 2021. Based on the qualitative assessment, the Company determined that there was no impairment trigger which would require a quantitative analysis. As a result, the Company concluded that there was no impairment.
The Company’s intangible assets having definite lives are being amortized over periods ranging from two
to
fifteen
years, primarily using the straight-line method.
The Company reviews intangible assets with definite lives for impairment whenever events or changes in circumstances indicate the carrying value may not be recoverable. Recoverability is measured by a comparison of the carrying amount of the asset to future undiscounted cash flows expected to be generated by the asset or asset group. If such assets were considered to be impaired, the impairment to be recognized would be measured by the amount by which the carrying value of the assets exceeds their fair value wherein that fair value is determined based on discounted cash flows.
There were no other triggering events in 2022 or 2021 which would indicate the Company’s intangible assets were impaired.

Direct Operating Expenses
Direct Operating Expenses
Direct operating expenses include investment in productions and acquired content rights amortization, program cost amortization and participation and residual expenses.
Participation costs represent contingent consideration payable based on the performance of the film or television program to parties associated with the film or television program, including producers, writers, directors or actors. Residuals represent amounts payable to various unions or “guilds” such as the Screen Actors Guild—American Federation of Television and Radio Artists, Directors Guild of America, and Writers Guild of America, based on the performance of the film or television program in certain ancillary markets or based on the individual’s (i.e., actor, director, writer) salary level in the television market.
The Company enters into minimum guarantee royalty arrangements related to the purchase of film and television rights for content to be delivered in the future. These agreements may call for payment in advance or future payment of minimum guaranteed amounts. Amounts paid in advance are recorded as an asset and charged to Direct operating expense when the related revenue is recognized in the Combined Statements of Operations. If all or a portion of the minimum guaranteed amounts appear not to be recoverable through future use of the rights obtained under the license, the non-recoverable
portion of the guaranty is charged to expense at that time.

Investment in Productions and Acquired Content Rights
Investment in Productions and Acquired Content Rights
The Company incurs costs in connection with the production of television programming and movies. The majority of these costs are capitalized by the Company as they are incurred and amortized using the individual-film-forecast method, whereby these costs are amortized in the proportion that the current year’s revenues bear to management’s estimate of total ultimate revenues as of the beginning of such period related to the program. Ultimate revenue estimates are periodically reviewed and adjustments, if any, will result in changes to amortization rates and estimated accruals for residuals and participations. Ultimate revenue includes estimates over a period not to exceed ten years following the date of release of the production. Ultimate revenue used in amortization of acquired content rights is estimated over the life of the acquired rights but no longer than a period of ten years. These capitalized costs are reported at the lower of cost, less accumulated amortization, or fair value, and reviewed for impairment when an event or change in circumstances occurs that indicates that impairment may exist. The fair value is determined using a discounted cash flow model which is primarily based on management’s future revenue and cost estimates. Certain of these agreements require the Company to pay minimum guaranteed advances (“MGs”) for participations and residuals. MGs are recognized in the Combined Balance Sheets when a liability arises, usually on delivery of the television or film program to the Company. The current portion of MGs are recorded as Accrued Liabilities.

Operating Leases
Operating Leases
The Company leases certain property through operating leases. Operating lease right-of-use
assets are recorded within Operating lease right-of use assets and the related liabilities are recorded within Accrued liabilities and Other liabilities on the Company’s Combined Balance Sheets. The Company has no material finance leases.
Operating lease assets represent the Company’s right to use the underlying asset for the lease term and lease liabilities represent an obligation to make lease payments according to the terms of the lease. Operating lease assets and liabilities are recognized at the inception of the lease agreement based on the estimated present value of lease payments over the lease term, using our incremental borrowing rate based on information available on the lease commencement date. The Company expenses non-lease
components as incurred for real estate leases. Leases with an expected term of 12 months or less are not capitalized. Lease expense under such leases is recorded straight line over the life of the lease. For further details on the Company’s operating leases, see Note 14.

Pension Plans, Postretirement and Postemployment Benefits
Pension Plans, Postretirement and Postemployment Benefits
The Company has several plans covering certain groups of employees, which may provide benefits to such employees following their period of employment but prior to their retirement. The Company accrues the costs of these obligations in Other liabilities.

Risk Management Contracts
Risk Management Contracts
The Company uses foreign currency forward contracts to mitigate the impact of currency rate fluctuations on firmly committed and projected future foreign currency transactions. These over-the-counter
contracts, which hedge television and film production costs and production financing as well as other cross-border currency requirements not denominated in the functional currency of the business unit, are primarily denominated in United States and Canadian dollars, Euros and British pound sterling. All contracts are entered into with a number of counterparties, all of which are major financial institutions. The Company believes that a default by a counterparty would not have a material adverse effect on the financial condition of the Company. The Company does not enter into derivative financial instruments for speculative purposes.
At the inception of the contracts, the Company designates its derivatives as cash flow hedges. The Company formally documents all relationships between hedging instruments and hedged items as well as its risk management objectives and strategies for undertaking various hedge transactions. All hedges designated as cash flow hedges are linked to forecasted transactions and the Company assesses, both at the inception of the hedge and on an on-going
basis, the effectiveness of the derivatives used in hedging transactions in offsetting changes in the cash flows of the forecasted transaction.
The Company records all derivatives on the Combined Balance Sheets at fair value. Changes in the derivative fair values that are designated as cash flow hedges are deferred and recorded as a component of Accumulated Other Comprehensive Earnings (Loss) (“AOCE”) until the hedged transactions occur and are then recognized in the Combined Statements of Operations. The Company’s foreign currency contracts hedging anticipated cash flows are designated as cash flow hedges. When it is determined that a derivative is not highly effective as a hedge, the Company discontinues hedge accounting prospectively. Any gain or loss deferred through that date remains in AOCE until the forecasted transaction occurs, at which time it is reclassified to the Combined Statements of Operations. To the extent the transaction is no longer deemed probable of occurring, hedge accounting treatment is discontinued, and amounts deferred would be reclassified to the Combined Statements of Operations. In the event hedge accounting requirements are not met, gains and losses on such instruments are included in the Combined Statements of Operations. The Company uses derivatives to economically hedge net balance sheet exposures in foreign currencies. The Company does not use hedge accounting for these contracts as changes in the fair value of these contracts are substantially offset by the remeasurement of the foreign currency denominated balances.